UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05426

AIM Investment Funds (Invesco Investment Funds) (Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046 (Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: August 31

Date of reporting period: 2/29/2020

Item 1. Report to Stockholders.

Semiannual Report	2/29/2020

Invesco

Oppenheimer

Capital Income

Fund*

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund's website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco. com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800 959 4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

*Prior to the close of business on May 24, 2019, the Fund's name was Oppenheimer Capital Income Fund. See Important Update on the following page for more information.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together, "OppenheimerFunds"). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. This Fund was included in that acquisition and as of that date, became part of the Invesco family of funds. Please visit invesco.com for more information or call Invesco's Client Services team at 800-959-4246.

Table of Contents
Top Holdings and Allocations	5
Fund Expenses	8
Schedule of Investments	10
Statement of Assets and Liabilities	36
Statement of Operations	38
Statement of Changes in Net Assets	40
Financial Highlights	41
Notes to Financial Statements	53
Portfolio Proxy Voting Policies and Guidelines; Updates to
Schedule of Investments	73
Invesco's Privacy Notice	74

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/29/20

	Class A Shares of the Fund
				Bloomberg	Custom Invesco
	Without Sales	With Sales	Russell 3000	Barclays U.S.	Oppenheimer
	Charge	Charge	Index	Aggregate Bond	Capital Income
				Index	Index
6-Month	-4.29%	-9.58%	1.81%	3.39%	2.97%
1-Year	-0.91	-6.33	6.90	11.68	10.29
5-Year	2.20	1.05	8.72	3.58	5.62
10-Year	5.25	4.65	12.48	3.93	7.18

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Fund returns include changes in share price, reinvested distributions and a 5.50% maximum applicable sales charge except where "without sales charge" is indicated. Returns for periods of less than one year are cumulative and not annualized. As the result of a reorganization after the close of business on May 24, 2019, the returns of the Fund for periods on or prior to May 24, 2019 reflect performance of the Oppenheimer predecessor fund. Share class returns will differ from those of the predecessor fund because they have different expenses. Returns do not consider capital gains or income taxes on an individual's investment. See Fund

3 OPPENHEIMER INVESCO CAPITAL INCOME FUND

prospectus and summary prospectus for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

4 OPPENHEIMER INVESCO CAPITAL INCOME FUND

Top Holdings and Allocations

TOP TEN HOLDINGS

Invesco Government & Agency	13.3%
Portfolio, Institutional Class

United States Treasury Bond,	7.0
4.25% Unsec. Nts., 11/15/40

Credit Suisse AG (London), 0.00%,	1.9
3/25/20

Royal Bank of Canada, 3.496%,	1.1
4/7/20

BNP Paribas Issuance BV, 23.87%,	1.1
4/3/20

Royal Bank of Canada, 18.61%,	1.1
4/2/20

Toronto-Dominion Bank (The),	1.1
9.93%, 3/16/20

Royal Bank of Canada, 9.12%,	1.0
3/6/20

Citigroup Global Markets	0.9
Holdings, Inc. (United States),
12.80%, 3/24/20
Goldman Sachs & Co., 12.8%,	0.9
3/20/20

Holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of February 29, 2020, and are based on net assets.

For more current Fund holdings, please visit invesco.com.

PORTFOLIO ALLOCATION

Non-Convertible Corporate Bonds	36.9%
and Notes
Preferred Stocks	21.9
Foreign Government Obligations	16.8
Investment Companies	14.9
U.S. Government Obligations	7.0
Convertible Corporate Bonds and	2.1
Notes
Asset-Backed Securities	0.3
Mortgage-Backed Obligations
Agency	—*
CMOs	0.1
Non-Agency	—*

* Less than 0.05%.

Portfolio holdings and allocations are subject to change and are not buy/sell recommendations. Percentages are as of February 29, 2020, and are based on the total market value of investments.

5 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS 2/29/20

		Inception
		Date	6-Month	1-Year	5-Year	10-Year
Class A (OPPEX)		12/1/70	-4.29%	-0.91%	2.20%	5.25%
Class C (OPECX)		11/1/95	-4.67	-1.74	1.41	4.41
Class R (OCINX)		3/1/01	-4.41	-1.20	1.92	4.95
Class Y (OCIYX)		1/28/11	-4.19	-0.80	2.42	4.701
Class R5	(CPIFX)2	5/24/19	-4.13	-0.75	2.23	5.27
Class R6	(OCIIX)	12/27/13	-4.21	-0.67	2.60	3.281
AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/29/20

		Inception
		Date	6-Month	1-Year	5-Year	10-Year
Class A (OPPEX)		12/1/70	-9.58%	-6.33%	1.05%	4.65%
Class C (OPECX)		11/1/95	-5.61	-2.70	1.41	4.41
Class R (OCINX)		3/1/01	-4.41	-1.20	1.92	4.95
Class Y (OCIYX)		1/28/11	-4.19	-0.80	2.42	4.701
Class R5	(CPIFX)2	5/24/19	-4.13	-0.75	2.23	5.27
Class R6	(OCIIX)	12/27/13	-4.21	-0.67	2.60	3.281

1.Shows performance since inception.

2.Class R5 shares' performance shown prior to the inception date (after the close of business on May 24, 2019) is that of the predecessor fund's Class A shares at net asset value (NAV) and includes the 12b-1 fees applicable to Class

A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements.

Performance quoted is past performance and cannot guarantee future results; current performance may be lower or higher. Visit invesco.com for the most recent month-end performance. Performance figures reflect reinvested distributions and changes in net asset value (NAV). Investment return and principal value will vary so that you may have a gain or a loss when you sell shares. Performance shown at NAV does not include the applicable front-end sales charge, which would have reduced the performance. The current maximum initial sales charge for Class A shares is 5.50%, and the contingent deferred sales charge for Class C shares is 1% for the 1-year period. Class R, Class Y, Class R5 and Class R6 shares have no sales charge; therefore, performance is at NAV. Effective after the close of business on May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y, and Class R6 shares, respectively, of the Fund. Class R5 shares' performance shown prior to the inception date is that of the predecessor fund's Class A shares at NAV and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers and/or expense reimbursements. Returns shown for Class A, Class C, Class R, Class Y, Class R5, and Class R6 shares are blended returns of the predecessor fund and the Fund. Share class returns will differ from those of the predecessor fund because of different expenses. See Fund prospectuses and summary prospectuses for more information on share classes, sales charges and new fee agreements, if any. Fund literature is available at invesco.com.

6 INVESCO OPPENHEIMER CAPITAL INCOME FUND

The Fund's performance is compared to the performance of the Russell 3000 Index, the Bloomberg Barclays U.S. Aggregate Bond Index and the Custom Invesco Oppenheimer Capital Income Index. The Russell 3000 Index measures the performance of the largest

3,000 U.S. companies, representing approximately 98% of the investable U.S. equity market. The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S dollar-denominated, investment-grade U.S. corporate government and mortgage-backed securities. The Custom Invesco Oppenheimer Capital Income Index is a customized weighted index currently comprised of 35% Russell 3000 Index and 65% Bloomberg Barclays U.S. Aggregate Bond Index. The indices are unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund's performance, and does not predict or depict performance of the Fund. The Fund's performance reflects the effects of the Fund's business and operating expenses.

The Morningstar 30-50% Equity Allocation Category Average is the average return of the mutual funds within the investment category as defined by Morningstar. Returns include the reinvestment of distributions but do not consider sales charges. The Morningstar 30-50% Equity Category Average performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

Before investing, investors should carefully read the prospectus and/or summary prospectus and carefully consider the investment objectives, risks, charges and expenses. For this and more complete information about the fund(s), investors should ask their advisors for a prospectus/summary prospectus or visit invesco. com/fundprospectus.

Shares of Invesco funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 29, 2020.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During 6 Months Ended February 29, 2020" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2019	February 29, 2020	February 29, 2020
Class A	$ 1,000.00	$ 957.10	$4.39
Class C	1,000.00	953.30	8.14
Class R	1,000.00	955.90	5.71
Class Y	1,000.00	958.10	3.27
Class R5	1,000.00	958.70	2.78
Class R6	1,000.00	957.90	2.58
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.39	4.53
Class C	1,000.00	1,016.56	8.41
Class R	1,000.00	1,019.05	5.89
Class Y	1,000.00	1,021.53	3.37
Class R5	1,000.00	1,022.03	2.87
Class R6	1,000.00	1,022.23	2.67

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 29, 2020 are as follows:

Class	Expense Ratios
Class A	0.90%
Class C	1.67
Class R	1.17

Class Y	0.67
Class R5	0.57
Class R6	0.53

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund's Adviser. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund's prospectus. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9 INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS February 29, 2020 Unaudited

		Shares	Value
Preferred Stocks—21.9%
AEGON Funding Co. LLC, 5.10%		153,400	$3,807,388
Allstate Corp. (The), 5.10% Non-Cum., Series H, Non-Vtg.		187,700	4,765,703
Allstate Corp. (The), 5.10% Sub. Debs., Non-Vtg.
[US0003M+316.5]1		80,200	2,089,210
Allstate Corp. (The), 5.625% Non-Cum., Series G, Non-Vtg.		104,325	2,732,272
American International Group, Inc., 5.85%, Series A, Non-Vtg.		83,450	2,203,080
Arch Capital Group Ltd., 5.25% Non-Cum., Non-Vtg.		75,700	1,893,257
Assured Guaranty Municipal Holdings, Inc., 6.25% Sr. Unsec.		72,800	1,911,000
AT&T, Inc., 5.00%		198,000	4,926,240
AT&T, Inc., 5.35% Sr. Unsec.		218,850	5,582,863
AT&T, Inc., 5.625% Sr. Unsec.		137,450	3,579,198
Athene Holding Ltd., 6.35% Non-Cum., Series A, Non-Vtg.
[US0003M+425.3]1		141,550	3,872,808
Axis Capital Holdings Ltd., 5.50% Non-Cum., Series E		111,250	2,782,362
Bank of America Corp., 5.00% Non-Cum., Series LL, Non-Vtg.		288,800	7,240,216
Bank of America Corp., 5.875% Non-Cum., Series HH, Non-Vtg.		171,400	4,528,388
Bank of America Corp., 6.00% Non-Cum., Series EE, Non-Vtg.		148,900	3,829,708
Bank of America Corp., 6.00% Non-Cum., Series GG, Non-Vtg.		212,700	5,617,407
Bank of America Corp., 6.20% Non-Cum., Series CC, Non-Vtg.		182,375	4,685,214
Bank of America Corp., 5.375% Non-Cum., Series KK, Non-Vtg.		298,175	7,669,061
Bank of New York Mellon Corp. (The), 5.20% Non-Cum.		96,525	2,408,299
Brighthouse Financial, Inc., 6.60% Non-Cum., Series A		70,300	1,844,672
Capital One Financial Corp., 5.00%		245,800	6,061,428
Capital One Financial Corp., 5.20% Non-Cum., Series G, Non-Vtg.		148,875	3,751,650
Capital One Financial Corp., 6.00% Non-Cum., Series H		156,600	4,032,450
Capital One Financial Corp., 6.20% Non-Cum., Non-Vtg.		82,575	2,105,662
Charles Schwab Corp. (The), 5.95% Non-Cum., Series D, Non-Vtg.		123,950	3,169,402
Charles Schwab Corp. (The), 6.00% Non-Cum., Series C, Non-Vtg.		99,375	2,534,063
Citigroup, Inc., 6.30% Non-Cum., Series S, Non-Vtg.		170,125	4,365,407
Citigroup, Inc., 6.875% Non-Cum., Series K, Non-Vtg.
[US0003M+413]1		243,775	6,545,359
Citigroup, Inc., 7.125% Non-Cum., Series J, Non-Vtg.
[US0003M+404]1		156,600	4,273,614
Citizens Financial Group, Inc., 5.00%		74,400	1,830,984
CMS Energy Corp., 5.875% Jr. Sub.		103,475	2,705,871
Deutsche Bank Contingent Capital Trust II, 6.550%		82,200	2,072,262
Diversified Healthcare Trust, 5.625%		101,825	2,323,646
Dominion Energy, Inc., 5.25% Cum. Jr. Sub., Series A		132,950	3,323,750
Duke Energy Corp., 5.125% Jr. Sub.		78,525	1,969,407
Duke Energy Corp., 5.625% Jr. Sub.		83,475	2,192,888
Duke Energy Corp., 5.75% Cum., Series A, Non-Vtg.		164,850	4,424,574
eBay, Inc., 6.00% Sr. Unsec.		124,775	3,217,947
Enbridge, Inc., 6.375% Sub., Series B [US0003M+359.3]1		99,000	2,510,640
Energy Transfer Operating LP, 7.60% Cum., Series E
[US0003M+516.1]1		131,650	3,070,078
Enstar Group Ltd., 7.00% [US0003M+401.5]1		67,100	1,811,700
Equitable Holdings, Inc., 5.25%2		130,900	3,272,500
Fifth Third Bancorp, 6.625% Non-Cum., Non-Vtg. [US0003M+371]1		74,800	2,019,600
Ford Motor Co., 6.00%		131,300	3,229,980
10	INVESCO OPPENHEIMER CAPITAL INCOME FUND

		Shares	Value
Preferred Stocks (Continued)
Ford Motor Co., 6.20% Sr. Unsec., Non-Vtg.		123,075	$3,052,260
Goldman Sachs Group, Inc. (The), 5.50% Non-Cum., Series J, Non-
Vtg. [US0003M+364]1		166,500	4,259,070
Goldman Sachs Group, Inc. (The), 6.30% Non-Cum., Series N,
Non-Vtg.		112,875	2,913,304
Goldman Sachs Group, Inc. (The), 6.375% Non-Cum., Series K
[US0003M+355]1		143,575	3,853,553
Hartford Financial Services Group, Inc. (The), 7.875% Jr. Sub., Non-
Vtg. [US0003M+559.6]1		99,775	2,730,842
Huntington Bancshares, Inc., 6.25% Non-Cum., Non-Vtg.		99,750	2,567,565
JPMorgan Chase & Co., 4.75% Non-Cum., Series GG, Non-Vtg.		148,500	3,737,745
JPMorgan Chase & Co., 5.75% Non-Cum., Series DD, Non-Vtg.		303,925	8,060,091
JPMorgan Chase & Co., 6.00% Non-Cum., Series EE, Non-Vtg.		250,675	6,703,049
JPMorgan Chase & Co., 6.10% Non-Cum., Non-Vtg.		238,450	6,054,245
JPMorgan Chase & Co., 6.125% Non-Cum., Series Y, Non-Vtg.		184,450	4,616,783
JPMorgan Chase & Co., 6.15% Non-Cum., Series BB, Non-Vtg.		283,025	7,180,344
KeyCorp, 5.625% Non-Cum., Series G, Non-Vtg.		74,000	1,907,720
KeyCorp, 5.65% Non-Cum., Series F, Non-Vtg.		70,300	1,799,680
KeyCorp, 6.125% Non-Cum., Series E, Non-Vtg. [US0003M+389.2]1		83,475	2,229,617
Legg Mason, Inc., 5.45% Jr. Sub., Non-Vtg.		83,025	2,071,474
MetLife, Inc., 5.625% Non-Cum., Series E		131,725	3,445,926
Morgan Stanley, 4.875% Non-Cum., Non-Vtg.		82,600	2,055,088
Morgan Stanley, 5.85% Non-Cum., Non-Vtg. [US0003M+349.1]1		193,450	5,138,032
Morgan Stanley, 6.375% Non-Cum., Non-Vtg. [US0003M+370.8]1		223,350	6,070,653
Morgan Stanley, 6.875% Non-Cum., Series F [US0003M+394]1		139,900	3,857,043
Morgan Stanley, 7.125% Non-Cum., Non-Vtg. [US0003M+432]1		74,400	2,065,344
New York Community Bancorp, Inc., 6.375% Non-Cum., Series A,
Non-Vtg. [US0003M+382.1]1		85,025	2,262,515
NextEra Energy Capital Holdings, Inc., 5.00% Jr. Sub.		83,425	2,068,940
NextEra Energy Capital Holdings, Inc., 5.25% Jr. Sub., Non-Vtg.		115,375	2,910,911
NextEra Energy Capital Holdings, Inc., 5.65% Jr. Sub., Series N,
Non-Vtg.		125,150	3,276,427
NiSource, Inc., 6.50% Cum., Series B, Non-Vtg. [H15T5Y+363.2]1		82,575	2,170,897
PartnerRe Ltd., 7.25% Cum., Series H, Non-Vtg.		88,375	2,331,333
PNC Financial Services Group, Inc. (The), 5.375%		79,300	1,984,879
PNC Financial Services Group, Inc. (The), 6.125% Non-Cum., Series
P, Non-Vtg. [US0003M+406.7]1		249,075	6,622,904
Prudential Financial, Inc., 5.625% Jr. Sub.		94,525	2,459,540
Prudential Financial, Inc., 5.70% Jr. Sub.		116,575	2,929,530
Prudential Financial, Inc., 5.75% Jr. Sub.		93,675	2,375,598
Prudential plc, 6.75% Non-Cum., Jr. Sub., Non-Vtg.		69,500	1,806,305
Public Storage, 4.90% Cum., Series E, Non-Vtg.		115,350	2,866,447
Public Storage, 4.95% Cum., Series D, Non-Vtg.		96,975	2,418,557
Public Storage, 5.125% Cum., Series C, Non-Vtg.		73,250	1,859,818
Public Storage, 5.40% Cum., Series B, Non-Vtg.		80,600	2,041,598
QVC, Inc., 6.25%		82,600	1,975,792
Qwest Corp., 6.125% Nts.		100,200	2,326,644
Qwest Corp., 6.50% Sr. Unsec., Non-Vtg.		159,475	3,892,785
Qwest Corp., 6.625% Sr. Unsec.		92,425	2,271,807
11	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value
Preferred Stocks (Continued)
Qwest Corp., 6.75% Sr. Unsec.	148,875	$3,696,566
Qwest Corp., 6.875% Sr. Unsec.	82,200	2,041,026
Regions Financial Corp., 5.70% Non-Cv., Series C, Non-Vtg.
[US0003M+314.8]1	82,250	2,255,295
Regions Financial Corp., 6.375% Non-Cum., Non-Vtg.
[US0003M+353.6]1	85,875	2,341,811
Regions Financial Corp., 6.375% Non-Cum., Series A	80,600	2,047,240
Reinsurance Group of America, Inc., 5.75% Sub. Debs., Non-Vtg.
[US0003M+404]1	74,475	1,949,011
SCE Trust VI, 5.00% Jr. Sub., Non-Vtg.	104,300	2,396,814
Sempra Energy, 5.75% Jr. Sub.	124,375	3,231,573
Southern Co. (The), 5.25% Jr. Sub.	138,625	3,472,556
Southern Co. (The), 5.25% Jr. Sub.	76,475	1,921,052
Southern Co. (The), 6.25% Jr. Sub.	159,875	4,057,628
State Street Corp., 5.35% Non-Cum., Series G, Non-Vtg.
[US0003M+370.9]1	100,200	2,694,378
State Street Corp., 5.90% Non-Cum., Series D, Non-Vtg.
[US0003M+310.8]1	123,925	3,223,289
Synchrony Financial, 5.625%	122,700	3,082,224
Truist Financial Corp., 5.625%	182,050	4,611,327
US Bancorp, 5.50% Non-Cum., Series K	110,875	2,991,408
US Bancorp, 6.50% Non-Cum., Series F, Non-Vtg.
[US0003M+446.8]1	244,550	6,492,803
VEREIT, Inc., 6.70% Cum., Non-Vtg.	142,725	3,568,125
Vornado Realty Trust, 5.40% Cum., Series L, Non-Vtg.	144,775	3,619,375
Wells Fargo & Co., 5.125% Non-Cum., Series O, Non-Vtg.	105,950	2,611,668
Wells Fargo & Co., 5.20% Non-Cum., Non-Vtg.	123,125	3,068,275
Wells Fargo & Co., 5.25% Non-Cum., Series P, Non-Vtg.	101,800	2,534,820
Wells Fargo & Co., 5.50% Non-Cum., Series S, Non-Vtg.	279,325	7,038,990
Wells Fargo & Co., 5.625% Non-Cum., Non-Vtg.	145,200	3,695,340
Wells Fargo & Co., 5.70% Non-Cum., Non-Vtg.	162,400	4,100,600
Wells Fargo & Co., 5.85% Non-Cum., Series Q, Non-Vtg.
[US0003M+309]1	157,075	4,035,257
Wells Fargo & Co., 6.00% Non-Cum., Series T, Non-Vtg.	130,875	3,287,580
Wells Fargo & Co., 6.00% Non-Cum., Series V	162,325	4,129,548
Wells Fargo & Co., 6.625% Non-Cum., Non-Vtg. [US0003M+369]1	136,575	3,746,252
Total Preferred Stocks (Cost $405,284,423)		391,947,694
	Principal Amount
Asset-Backed Securities—0.3%
Apidos CLO XV, Series 2013-15A, Cl. CRR, 3.669% [US0003M+185],
4/20/311,3	$878,000	858,266
Bain Capital Credit CLO, Series 2019-1A, Cl. C, 4.569% [US0003M+275],
4/18/321,3	815,000	798,700
Bain Capital Credit CLO Ltd., Series 2019-3A, Cl. C, 4.73%
[US0003M+285], 10/21/321,3	579,000	583,231
GMACM Home Equity Loan Trust, Series 2007-HE2, Cl. A2, 6.054%,
12/25/374	4,749	4,784
Magnetite XXIII Ltd., Series 2019-23A, Cl. C, 4.27% [US0003M+240],
10/25/321,3	881,000	883,488

12 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Asset-Backed Securities (Continued)
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Cl. C1,
4.45% [US0003M+260], 1/20/331,3	$880,000 $	885,633
Octagon Investment Partners XVII Ltd., Series 2013-1A, Cl. CR2, 3.494%
[US0003M+170], 1/25/311,3	844,140	813,413
Sonic Capital LLC, Series 2020-1A, Cl. A2I, 3.845%, 1/20/503	1,096,000	1,131,079
Total Asset-Backed Securities (Cost $5,912,611)		5,958,594

Mortgage-Backed Obligations—0.0%
Banc of America Funding Trust, Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	98,016	97,435
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 99.999%, 4/1/275	50,255	7,580
Series 243, Cl. 6, 0.00%, 12/15/325,6	53,493	9,074
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.127%, 6/1/267	15,245	14,559
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 3010, Cl. WB, 4.50%, 7/15/20	660	660
Series 3645, Cl. EH, 3.00%, 12/15/20	208	208
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 3424, Cl. EI, 0.00%, 4/15/385,6	60,308	10,774
Series 3606, Cl. SN, 19.70%, 12/15/395	203,382	36,852
Federal National Mortgage Assn. Pool, 5.50%, 1/1/38	1	1
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 99.999%, 6/25/235	69,904	5,972
Series 252, Cl. 2, 99.999%, 11/25/235	59,310	5,352
Series 303, Cl. IO, 99.999%, 11/25/295	46,248	9,547
Series 308, Cl. 2, 99.999%, 9/25/305	115,328	23,986
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-130, Cl. CS, 10.847% [US0001M+1,410], 12/25/331	6,976	7,219
Series 2009-113, Cl. DB, 3.00%, 12/25/20	1,422	1,422
Series 2009-36, Cl. FA, 2.567% [US0001M+94], 6/25/371	70,050	71,280
Series 2010-43, Cl. KG, 3.00%, 1/25/21	3,048	3,053
Series 2011-3, Cl. EL, 3.00%, 5/25/20	98	98
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 99.999%, 3/17/315	469	36
Series 2001-65, Cl. S, 85.768%, 11/25/315	106,924	20,364
Series 2001-81, Cl. S, 83.867%, 1/25/325	26,341	5,197
Series 2002-47, Cl. NS, 62.721%, 4/25/325	68,013	14,512
Series 2002-51, Cl. S, 63.244%, 8/25/325	62,446	13,333
Series 2002-60, Cl. SM, 46.909%, 8/25/325	81,975	14,654
Series 2002-7, Cl. SK, 62.591%, 1/25/325	26,025	5,066
Series 2002-75, Cl. SA, 59.905%, 11/25/325	126,992	25,078
Series 2002-77, Cl. BS, 48.947%, 12/18/325	54,994	12,146
Series 2002-77, Cl. SH, 66.706%, 12/18/325	36,339	6,729
Series 2002-9, Cl. MS, 63.686%, 3/25/325	36,233	7,866
Series 2002-90, Cl. SN, 47.497%, 8/25/325	42,212	8,149
Series 2002-90, Cl. SY, 53.541%, 9/25/325	21,015	3,982
Series 2003-33, Cl. SP, 55.244%, 5/25/335	118,155	27,751
13	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Mortgage-Backed Obligations (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security: (Continued)
Series 2004-56, Cl. SE, 23.494%, 10/25/335	$157,193	$34,059
Series 2005-52, Cl. JH, 37.101%, 5/25/355	542,284	84,439
Series 2005-93, Cl. SI, 20.726%, 10/25/355	260,594	52,045
Series 2008-55, Cl. SA, 0.00%, 7/25/385,6	55,858	9,244
Series 2009-8, Cl. BS, 0.00%, 2/25/245,6	1,825	112
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed
Security, Series 1993-184, Cl. M, 5.135%, 9/25/237	28,483	27,627
FREMF Mortgage Trust, Series 2012-K23, Cl. C, 3.656%, 10/25/453,4	30,000	31,189
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Cl. M10,
4.877% [US0001M+325], 10/15/491,3	187,000	195,347
Total Mortgage-Backed Obligations (Cost $714,299)		903,997

U.S. Government Obligation—7.0%
United States Treasury Bond, 4.25% Unsec. Nts., 11/15/408 (Cost
$109,264,633)	84,000,000	124,807,265

Foreign Government Obligations—16.8%
Angola—0.4%
Republic of Angola:
8.25% Sr. Unsec. Nts., 5/9/283	2,480,000	2,554,906
9.375% Sr. Unsec. Nts., 5/8/483	2,420,000	2,471,829
9.50% Sr. Unsec. Nts., 11/12/253	1,940,000	2,168,125
		7,194,860

Bolivia—0.2%
Plurinational State of Bolivia, 4.50% Sr. Unsec. Nts., 3/20/283	4,649,000	4,522,814

Brazil—0.2%
Federative Republic of Brazil, 5.625% Sr. Unsec. Nts., 1/7/41	3,060,000	3,621,319

Colombia—1.0%
Republic of Colombia:
3.875% Sr. Unsec. Nts., 4/25/27	1,780,000	1,920,349
4.50% Sr. Unsec. Nts., 1/28/26	516,000	571,142
4.50% Sr. Unsec. Nts., 3/15/29	1,640,000	1,855,410
5.00% Sr. Unsec. Nts., 6/15/45	2,230,000	2,700,385
5.20% Sr. Unsec. Nts., 5/15/49	510,000	643,077
5.625% Sr. Unsec. Nts., 2/26/44	2,560,000	3,304,819
6.125% Sr. Unsec. Nts., 1/18/41	2,670,000	3,616,662
7.375% Sr. Unsec. Nts., 9/18/37	2,410,000	3,569,053
		18,180,897

Croatia—0.3%
Croatia Government International Bond, 6.00% Sr. Unsec. Nts.,
1/26/243	3,535,000	4,047,246

14 INVESCO OPPENHEIMER CAPITAL INCOME FUND

		Principal Amount	Value
Croatia (Continued)
Republic of Croatia, 5.50% Sr. Unsec. Nts., 4/4/233		$454,000	$500,630
			4,547,876

Dominican Republic—0.9%
Dominican Republic:
5.95%	Sr. Unsec. Nts., 1/25/273	2,128,000	2,333,581
6.00%	Sr. Unsec. Nts., 7/19/283	2,370,000	2,625,622
6.40%	Sr. Unsec. Nts., 6/5/493	1,935,000	2,055,347
6.50%	Sr. Unsec. Nts., 2/15/483	3,100,000	3,343,149
6.85%	Sr. Unsec. Nts., 1/27/453	2,810,000	3,142,802
7.45%	Sr. Unsec. Nts., 4/30/443	2,890,000	3,441,802
			16,942,303

Ecuador—0.6%
Republic of Ecuador:
7.875% Sr. Unsec. Nts., 1/23/283		1,207,000	854,384
7.95%	Sr. Unsec. Nts., 6/20/243	1,420,000	1,056,728
8.75%	Sr. Unsec. Nts., 6/2/233	460,000	362,255
8.875% Sr. Unsec. Nts., 10/23/273		1,720,000	1,247,615
9.65%	Sr. Unsec. Nts., 12/13/263	2,480,000	1,875,525
10.75% Sr. Unsec. Nts., 3/28/223		4,511,000	3,745,582
10.75% Sr. Unsec. Nts., 1/31/293		2,250,000	1,713,617
			10,855,706

Egypt—0.1%
Arab Republic of Egypt, 8.70% Sr. Unsec. Nts., 3/1/493		1,100,000	1,188,395

Ghana—0.4%
Republic of Ghana:
7.625% Sr. Unsec. Nts., 5/16/293		503,000	509,916
8.125% Sr. Unsec. Nts., 3/26/323		2,590,000	2,640,490
8.627% Sr. Unsec. Nts., 6/16/493		566,000	563,170
8.95%	Sr. Unsec. Nts., 3/26/513	2,580,000	2,616,672
			6,330,248

Hungary—0.1%
Hungary, 7.625% Sr. Unsec. Nts., 3/29/41		1,000,000	1,713,764

Indonesia—1.2%
Perusahaan Penerbit SBSN Indonesia III, 4.55% Sr. Unsec. Nts.,
3/29/263		2,370,000	2,649,678
Republic of Indonesia:
5.25%	Sr. Unsec. Nts., 1/17/423	2,815,000	3,538,964
5.95%	Sr. Unsec. Nts., 1/8/463	420,000	581,483
6.625% Sr. Unsec. Nts., 2/17/373		2,550,000	3,602,543
6.75%	Sr. Unsec. Nts., 1/15/443	2,340,000	3,498,350
7.75%	Sr. Unsec. Nts., 1/17/383	2,320,000	3,608,990
	15	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Indonesia (Continued)
Republic of Indonesia: (Continued)
8.50%	Sr. Unsec. Nts., 10/12/353	$2,130,000	$3,455,480
			20,935,488

Kazakhstan—0.4%
Republic of Kazakhstan:
4.875% Sr. Unsec. Nts., 10/14/443		2,683,000	3,455,921
6.50%	Sr. Unsec. Nts., 7/21/453	2,247,000	3,430,942
			6,886,863

Lithuania—0.4%
Republic of Lithuania:
6.125% Sr. Unsec. Nts., 3/9/213		4,416,000	4,616,217
6.625% Sr. Unsec. Nts., 2/1/223		3,140,000	3,439,964
			8,056,181

Mexico—0.8%
United Mexican States:
3.75%	Sr. Unsec. Nts., 1/11/28	250,000	267,813
5.55%	Sr. Unsec. Nts., 1/21/45	500,000	644,222
5.75%	Sr. Unsec. Nts., 10/12/2110	2,900,000	3,660,365
6.05%	Sr. Unsec. Nts., 1/11/40	2,610,000	3,509,654
6.75%	Sr. Unsec. Nts., 9/27/34	1,680,000	2,436,601
8.30%	Sr. Unsec. Nts., 8/15/31	40,000	62,674
Series M20, 4.75% Sr. Unsec. Nts., 3/8/44		3,110,000	3,608,953
			14,190,282

Mongolia—0.0%
Mongolia, 8.75% Sr. Unsec. Nts., 3/9/243		656,000	730,678

Morocco—0.2%
Kingdom of Morocco, 5.50% Sr. Unsec. Nts., 12/11/423		2,880,000	3,669,129

Nigeria—0.3%
Federal Republic of Nigeria:
7.875% Sr. Unsec. Nts., 2/16/323		2,470,000	2,494,384
8.747% Sr. Unsec. Nts., 1/21/313		2,350,000	2,556,078
9.248% Sr. Unsec. Nts., 1/21/493		736,000	794,003
			5,844,465

Oman—1.0%
Sultanate of Oman:
4.75%	Sr. Unsec. Nts., 6/15/263	2,310,000	2,256,616
5.375% Sr. Unsec. Nts., 3/8/273		2,660,000	2,657,114
5.625% Sr. Unsec. Nts., 1/17/283		3,350,000	3,350,566
6.00%	Sr. Unsec. Nts., 8/1/293	3,310,000	3,340,154
6.50%	Sr. Unsec. Nts., 3/8/473	3,610,000	3,388,902

16 INVESCO OPPENHEIMER CAPITAL INCOME FUND

		Principal Amount	Value
Oman (Continued)
Sultanate of Oman: (Continued)
6.75%	Sr. Unsec. Nts., 1/17/483	$2,464,000	$2,335,973
			17,329,325

Pakistan—0.3%
Islamic Republic of Pakistan:
6.875% Sr. Unsec. Nts., 12/5/273		2,600,000	2,742,870
8.25%	Sr. Unsec. Nts., 4/15/243	1,640,000	1,847,963
			4,590,833

Panama—0.3%
Republic of Panama:
4.00%	Sr. Unsec. Nts., 9/22/24	3,725,000	4,034,212
6.70%	Sr. Unsec. Nts., 1/26/36	990,000	1,437,673
7.125% Sr. Unsec. Nts., 1/29/26		100,000	127,036
			5,598,921

Philippines—0.2%
Republic of the Philippines:
4.20%	Sr. Unsec. Nts., 1/21/24	100,000	108,701
6.375% Sr. Unsec. Nts., 1/15/32		2,941,000	4,139,745
			4,248,446

Poland—0.5%
Republic of Poland:
3.00%	Sr. Unsec. Nts., 3/17/23	485,000	505,249
3.25%	Sr. Unsec. Nts., 4/6/26	4,260,000	4,614,453
4.00%	Sr. Unsec. Nts., 1/22/24	3,055,000	3,330,500
			8,450,202

Qatar—1.1%
State of Qatar:
4.00%	Sr. Unsec. Nts., 3/14/293	1,640,000	1,859,596
4.50%	Sr. Unsec. Nts., 4/23/283	904,000	1,048,640
4.625% Sr. Unsec. Nts., 6/2/463		570,000	711,870
4.817% Sr. Unsec. Nts., 3/14/493		2,700,000	3,449,852
5.103% Sr. Unsec. Nts., 4/23/483		2,560,000	3,404,117
5.75%	Sr. Unsec. Nts., 1/20/423	2,330,000	3,313,677
6.40%	Sr. Unsec. Nts., 1/20/403	2,290,000	3,420,825
9.75%	Sr. Unsec. Nts., 6/15/303	1,140,000	1,895,074
			19,103,651

Romania—0.4%
Romania:
4.375% Sr. Unsec. Nts., 8/22/233		833,000	893,120
5.125% Sr. Unsec. Nts., 6/15/483		2,940,000	3,503,222
6.125% Sr. Unsec. Nts., 1/22/443		2,610,000	3,486,553
			7,882,895
	17	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Russia—0.9%
Russian Federation:
4.25%	Sr. Unsec. Nts., 6/23/273	$2,200,000	$2,429,130
4.375%	Sr. Unsec. Nts., 3/21/293	2,800,000	3,115,734
4.75%	Sr. Unsec. Nts., 5/27/263	2,200,000	2,477,873
5.10%	Sr. Unsec. Nts., 3/28/353	2,200,000	2,652,098
5.25%	Sr. Unsec. Nts., 6/23/473	200,000	258,868
5.625%	Sr. Unsec. Nts., 4/4/423	1,400,000	1,852,715
5.875%	Sr. Unsec. Nts., 9/16/433	400,000	549,690
12.75%	Sr. Unsec. Nts., 6/24/283	1,901,000	3,272,697
			16,608,805

Saudi Arabia—1.1%
Kingdom of Saudi Arabia:
3.625%	Sr. Unsec. Nts., 3/4/283	2,590,000	2,781,994
4.375%	Sr. Unsec. Nts., 4/16/293	333,000	380,019
4.50%	Sr. Unsec. Nts., 10/26/463	2,960,000	3,401,685
4.625%	Sr. Unsec. Nts., 10/4/473	2,900,000	3,395,288
5.00%	Sr. Unsec. Nts., 4/17/493	2,860,000	3,542,625
5.25%	Sr. Unsec. Nts., 1/16/503	2,680,000	3,443,955
KSA Sukuk Ltd., 4.303% Sr. Unsec. Nts., 1/19/293		3,050,000	3,452,271
			20,397,837

Slovakia—0.3%
Slovakia Republic, 4.375% Sr. Unsec. Nts., 5/21/223		4,438,000	4,699,496

South Africa—0.4%
Republic of South Africa:
5.375%	Sr. Unsec. Nts., 7/24/44	1,000,000	954,390
5.875%	Sr. Unsec. Nts., 6/22/30	3,200,000	3,469,552
6.25%	Sr. Unsec. Nts., 3/8/41	2,380,000	2,555,882
			6,979,824

Sri Lanka—0.8%
Democratic Socialist Republic of Sri Lanka:
6.125%	Sr. Unsec. Nts., 6/3/253	1,155,000	1,115,011
6.20%	Sr. Unsec. Nts., 5/11/273	2,740,000	2,507,578
6.35%	Sr. Unsec. Nts., 6/28/243	560,000	558,642
6.75%	Sr. Unsec. Nts., 4/18/283	2,680,000	2,466,270
6.825%	Sr. Unsec. Nts., 7/18/263	1,260,000	1,219,258
6.85%	Sr. Unsec. Nts., 11/3/253	710,000	703,196
7.55%	Sr. Unsec. Nts., 3/28/303	3,290,000	3,092,600
7.85%	Sr. Unsec. Nts., 3/14/293	3,200,000	3,096,540
			14,759,095

Trinidad & Tobago—0.2%
Republic of Trinidad & Tobago, 4.50% Sr. Unsec. Nts., 8/4/263		3,200,000	3,353,144

18 INVESCO OPPENHEIMER CAPITAL INCOME FUND

		Principal Amount	Value
Tunisia—0.3%
Republic of Tunisia, 5.75% Sr. Unsec. Nts., 1/30/253		$4,941,000	$4,642,885

Turkey—0.7%
Republic of Turkey:
4.875%	Sr. Unsec. Nts., 10/9/26	326,000	306,147
5.75% Sr. Unsec. Nts., 3/22/24		1,890,000	1,905,574
6.00% Sr. Unsec. Nts., 3/25/27		1,890,000	1,875,730
7.375%	Sr. Unsec. Nts., 2/5/25	2,490,000	2,651,962
7.625%	Sr. Unsec. Nts., 4/26/29	2,430,000	2,604,515
8.00% Sr. Unsec. Nts., 2/14/34		470,000	519,796
11.875% Sr. Unsec. Nts., 1/15/30		1,920,000	2,652,722
			12,516,446

UAE—0.3%
RAK Capital, 3.094% Sr. Unsec. Nts., 3/31/253		4,543,000	4,639,539

Uruguay—0.5%
Oriental Republic of Uruguay:
4.125%	Sr. Unsec. Nts., 11/20/45	477,000	540,653
4.375%	Sr. Unsec. Nts., 1/23/31	2,340,000	2,698,605
4.975%	Sr. Unsec. Nts., 4/20/55	490,000	608,063
7.625%	Sr. Unsec. Nts., 3/21/36	2,300,000	3,564,298
7.875%	Sr. Unsec. Nts., 1/15/33	1,430,000	2,197,349
			9,608,968
Total Foreign Government Obligations (Cost $296,881,450)			300,821,580

Non-Convertible Corporate Bonds and Notes—36.8%
Consumer Discretionary—7.2%
Auto Components—0.4%
Adient Global Holdings Ltd., 4.875% Sr. Unsec. Nts., 8/15/263		1,401,000	1,211,900
Dana, Inc.:
5.375%	Sr. Unsec. Nts., 11/15/27	1,171,000	1,185,637
5.50% Sr. Unsec. Nts., 12/15/24		956,000	968,710
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50% Sr.
Unsec. Nts., 5/15/273		2,317,000	2,361,834
Tenneco, Inc., 5.00% Sr. Unsec. Nts., 7/15/26		1,838,000	1,585,321
			7,313,402

Automobiles—0.3%
Ford Motor Credit Co. LLC:
5.113%	Sr. Unsec. Nts., 5/3/29	1,950,000	1,965,110
5.596%	Sr. Unsec. Nts., 1/7/22	879,000	927,705
JB Poindexter & Co., Inc., 7.125% Sr. Unsec. Nts., 4/15/263		3,211,000	3,398,530
			6,291,345

Distributors—0.2%
Core & Main Holdings LP, 9.375% PIK Rate, 8.625% Cash Rate,
8.625%	Sr. Unsec. Nts., 9/15/243,9	3,500,000	3,641,453
	19	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Consumer Services—0.2%
ServiceMaster Co. LLC (The):
5.125% Sr. Unsec. Nts., 11/15/243	$1,772,000	$1,831,070
7.45% Sr. Unsec. Nts., 8/15/27	1,460,000	1,675,857
		3,506,927

Entertainment—0.3%
AMC Entertainment Holdings, Inc., 5.75% Sr. Sub. Nts., 6/15/25	2,468,000	1,987,764
Netflix, Inc., 5.875% Sr. Unsec. Nts., 11/15/28	3,185,000	3,586,788
		5,574,552

Hotels, Restaurants & Leisure—0.9%
1011778 B.C. ULC/New Red Finance, Inc., 5.00% Sec. Nts.,
10/15/253	3,009,000	3,029,055
Boyd Gaming Corp.:
4.75% Sr. Unsec. Nts., 12/1/273	350,000	347,042
6.00% Sr. Unsec. Nts., 8/15/26	348,000	358,457
6.375% Sr. Unsec. Nts., 4/1/26	540,000	563,949
Cirsa Finance International Sarl, 7.875% Sr. Sec. Nts., 12/20/233	406,000	425,240
Codere Finance 2 Luxembourg SA, 7.625% Sr. Sec. Nts., 11/1/213	360,000	315,256
IRB Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/263	1,940,000	1,930,974
Melco Resorts Finance Ltd., 5.625% Sr. Unsec. Nts., 7/17/273	469,000	491,639
MGM China Holdings Ltd., 5.875% Sr. Unsec. Nts., 5/15/263	389,000	394,592
MGM Resorts International:
4.625% Sr. Unsec. Nts., 9/1/26	2,662,000	2,774,663
7.75% Sr. Unsec. Nts., 3/15/22	309,000	338,905
Scientific Games International, Inc., 7.00% Sr. Unsec. Nts., 5/15/283	1,620,000	1,581,485
Studio City Finance Ltd., 7.25% Sr. Unsec. Nts., 2/11/243	1,373,000	1,441,080
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50% Sr.
Unsec. Nts., 3/1/253	2,157,000	2,121,927
		16,114,264

Household Durables—0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.875% Sr.
Unsec. Nts., 4/1/273	2,000,000	2,270,695
Beazer Homes USA, Inc.:
5.875% Sr. Unsec. Nts., 10/15/27	870,000	883,072
6.75% Sr. Unsec. Nts., 3/15/25	717,000	735,222
KB Home, 4.80% Sr. Unsec. Nts., 11/15/29	1,250,000	1,315,625
Lennar Corp.:
5.25% Sr. Unsec. Nts., 6/1/26	1,292,000	1,427,463
5.375% Sr. Unsec. Nts., 10/1/22	1,366,000	1,451,801
8.375% Sr. Unsec. Nts., 1/15/21	97,000	101,433
Mattamy Group Corp., 5.25% Sr. Unsec. Nts., 12/15/273	1,372,000	1,423,450
Meritage Homes Corp., 6.00% Sr. Unsec. Nts., 6/1/25	426,000	480,138
Taylor Morrison Communities, Inc.:
5.75% Sr. Unsec. Nts., 1/15/283	904,000	1,001,386
6.625% Sr. Unsec. Nts., 7/15/273	1,100,000	1,195,557

20 INVESCO OPPENHEIMER CAPITAL INCOME FUND

		Principal Amount	Value
Household Durables (Continued)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
5.875% Sr. Unsec. Nts., 4/15/233		$740,000	$793,957
			13,079,799

Interactive Media & Services—0.4%
Cable Onda SA, 4.50% Sr. Unsec. Nts., 1/30/303		395,000	402,643
Cumulus Media New Holdings, Inc., 6.75% Sr. Sec. Nts., 7/1/263		2,754,000	2,865,052
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% Sr. Sec. Nts., 8/15/263		2,771,000	2,560,110
6.625% Sr. Unsec. Nts., 8/15/273		1,737,000	1,410,184
			7,237,989

Internet & Catalog Retail—0.1%
Prosus NV, 3.68% Sr. Unsec. Nts., 1/21/303		200,000	207,382
QVC, Inc., 5.45% Sr. Sec. Nts., 8/15/34		976,000	984,253
			1,191,635

Leisure Equipment & Products—0.1%
Mattel, Inc., 6.75% Sr. Unsec. Nts., 12/31/253		1,486,000	1,564,810

Media—2.5%
Altice Financing SA, 7.50% Sr. Sec. Nts., 5/15/263		1,909,000	2,012,850
AMC Networks, Inc.:
4.75%	Sr. Unsec. Nts., 8/1/25	1,737,000	1,734,890
5.00%	Sr. Unsec. Nts., 4/1/24	1,066,000	1,073,995
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%	Sr. Unsec. Nts., 8/15/303	199,000	201,612
5.75%	Sr. Unsec. Nts., 9/1/23	960,000	970,920
5.75%	Sr. Unsec. Nts., 2/15/263	5,437,000	5,662,907
Charter Communications Operating LLC/Charter Communications
Operating Capital, 5.375% Sr. Sec. Nts., 4/1/38		1,276,000	1,467,568
Clear Channel Worldwide Holdings, Inc., 9.25% Sr. Sub. Nts.,
2/15/243		2,159,000	2,298,439
CSC Holdings LLC:
5.50%	Sr. Unsec. Nts., 5/15/263	790,000	819,765
6.50%	Sr. Unsec. Nts., 2/1/293	3,371,000	3,718,634
7.75%	Sr. Unsec. Nts., 7/15/253	659,000	695,238
10.875% Sr. Unsec. Nts., 10/15/253		1,446,000	1,589,263
DISH DBS Corp., 5.875% Sr. Unsec. Nts., 11/15/24		4,332,000	4,452,495
Gray Television, Inc., 7.00% Sr. Unsec. Nts., 5/15/273		1,922,000	2,088,445
Hughes Satellite Systems Corp., 7.625% Sr. Unsec. Nts., 6/15/21		696,000	734,197
iHeartCommunications, Inc., 8.375% Sr. Unsec. Nts., 5/1/27		2,963,000	3,223,151
Intelsat Jackson Holdings SA:
5.50%	Sr. Unsec. Nts., 8/1/23	2,729,000	2,352,630
8.00%	Sr. Sec. Nts., 2/15/243	340,000	349,209
Meredith Corp., 6.875% Sr. Unsec. Nts., 2/1/26		3,794,000	3,815,047
Telenet Finance Luxembourg Notes Sarl, 5.50% Sr. Sec. Nts., 3/1/283		384,000	407,424
TV Azteca SAB de CV, 8.25% Sr. Unsec. Nts., 8/9/243		672,000	609,561
UPC Holding BV, 5.50% Sr. Sec. Nts., 1/15/283		369,000	374,886
	21	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Media (Continued)
Virgin Media Finance plc, 6.00% Sr. Unsec. Nts., 10/15/243		$762,000	$780,962
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts., 8/15/263		683,000	704,439
VTR Finance BV, 6.875% Sr. Sec. Nts., 1/15/243		1,500,000	1,532,498
Ziggo Bond Co. BV, 5.125% Sr. Unsec. Nts., 2/28/303		222,000	221,584
Ziggo BV, 5.50% Sr. Sec. Nts., 1/15/273		934,000	963,785
			44,856,394

Multiline Retail—0.1%
Kohl's Corp., 5.55% Sr. Unsec. Nts., 7/17/45		1,116,000	1,197,466

Specialty Retail—0.8%
Asbury Automotive Group, Inc., 4.75% Sr. Unsec. Nts., 3/1/303		464,000	473,280
Capitol Investment Merger Sub 2 LLC, 10.00% Sec. Nts., 8/1/243		2,783,000	2,798,070
eG Global Finance plc, 6.25% Sr. Sec. Nts., 10/30/253	EUR	100,000	107,673
Hillman Group, Inc. (The), 6.375% Sr. Unsec. Nts., 7/15/223		449,000	403,960
L Brands, Inc.:
6.75% Sr. Unsec. Nts., 7/1/36		198,000	200,990
6.875% Sr. Unsec. Nts., 11/1/35		2,998,000	3,048,291
Lithia Motors, Inc.:
4.625% Sr. Unsec. Nts., 12/15/273		916,000	939,981
5.25% Sr. Unsec. Nts., 8/1/253		338,000	353,350
Michaels Stores, Inc., 8.00% Sr. Unsec. Nts., 7/15/273		3,486,000	2,912,379
Murphy Oil USA, Inc., 5.625% Sr. Unsec. Nts., 5/1/27		1,431,000	1,516,363
Penske Automotive Group, Inc., 5.50% Sr. Sub. Nts., 5/15/26		2,185,000	2,270,980
			15,025,317

Textiles, Apparel & Luxury Goods—0.2%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%
Sr. Sec. Nts., 5/1/253		2,482,000	1,744,635
William Carter Co. (The), 5.625% Sr. Unsec. Nts., 3/15/273		1,147,000	1,222,986
			2,967,621

Consumer Staples—1.5%
Beverages—0.1%
Molson Coors Beverage Co., 5.00% Sr. Unsec. Nts., 5/1/42		976,000	1,106,075

Food & Staples Retailing—0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's LLC:
4.625% Sr. Unsec. Nts., 1/15/273		1,348,000	1,330,274
6.625% Sr. Unsec. Nts., 6/15/24		1,370,000	1,411,086
7.50% Sr. Unsec. Nts., 3/15/263		2,509,000	2,792,833
Kraft Heinz Foods Co., 6.875% Sr. Unsec. Nts., 1/26/39		976,000	1,167,771
Prosperous Ray Ltd., 4.625% Sr. Unsec. Nts., 11/12/233		1,750,000	1,908,594
Quatrim SASU, 5.875% Sr. Sec. Nts., 1/15/243	EUR	100,000	111,361
US Foods, Inc., 5.875% Sr. Unsec. Nts., 6/15/243		1,026,000	1,046,094
			9,768,013

Food Products—0.6%
B&G Foods, Inc., 5.25% Sr. Unsec. Nts., 4/1/25		1,745,000	1,726,808

22 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Food Products (Continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50% Sr.
Unsec. Nts., 1/15/303	$2,451,000	$2,591,099
Kraft Heinz Foods Co., 5.00% Sr. Unsec. Nts., 6/4/42	1,175,000	1,181,727
Pilgrim's Pride Corp., 5.875% Sr. Unsec. Nts., 9/30/273	1,044,000	1,083,829
Post Holdings, Inc.:
4.625% Sr. Unsec. Nts., 4/15/303	1,008,000	995,995
5.625% Sr. Unsec. Nts., 1/15/283	1,667,000	1,745,449
Simmons Foods, Inc., 5.75% Sec. Nts., 11/1/243	1,555,000	1,542,692
TreeHouse Foods, Inc., 6.00% Sr. Unsec. Nts., 2/15/243	684,000	707,656
		11,575,255

Household Products—0.3%
Energizer Holdings, Inc.:
6.375% Sr. Unsec. Nts., 7/15/263	244,000	253,553
7.75% Sr. Unsec. Nts., 1/15/273	617,000	670,586
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.125% Sr. Sec. Nts., 7/15/233	76,000	76,918
7.00% Sr. Unsec. Nts., 7/15/243	2,404,000	2,431,057
Spectrum Brands, Inc., 5.75% Sr. Unsec. Nts., 7/15/25	1,463,000	1,503,218
		4,935,332

Energy—4.2%
Energy Equipment & Services—0.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.75% Sr. Unsec. Nts., 1/15/283	2,514,000	1,732,083
Calfrac Holdings LP, 10.875% Sec. Nts., 3/15/263	104,500	94,572
Diamond Offshore Drilling, Inc., 4.875% Sr. Unsec. Nts., 11/1/43	324,000	131,727
Ensign Drilling, Inc., 9.25% Sr. Unsec. Nts., 4/15/243	985,000	887,741
Oil & Gas Holding Co. BSCC (The), 7.50% Sr. Unsec. Nts., 10/25/273	1,000,000	1,148,858
Precision Drilling Corp.:
5.25% Sr. Unsec. Nts., 11/15/24	1,089,000	966,264
6.50% Sr. Unsec. Nts., 12/15/21	804	798
7.75% Sr. Unsec. Nts., 12/15/23	147,000	144,489
SESI LLC, 7.125% Sr. Unsec. Nts., 12/15/213	665,000	542,308
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% Sr. Unsec. Nts., 2/1/25	1,217,000	1,224,618
5.50% Sr. Unsec. Nts., 3/1/303	1,839,000	1,822,357
Transocean, Inc.:
7.50% Sr. Unsec. Nts., 4/15/31	1,573,000	939,907
8.00% Sr. Unsec. Nts., 2/1/273	666,000	558,608
Valaris plc, 7.75% Sr. Unsec. Nts., 2/1/26	2,014,000	800,515
		10,994,845

Oil, Gas & Consumable Fuels—3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375% Sr. Unsec. Nts., 9/15/24	1,419,000	1,074,892
Antero Resources Corp., 5.00% Sr. Unsec. Nts., 3/1/25	1,916,000	991,530
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%
Sr. Unsec. Nts., 4/1/223	1,758,000	1,502,586
23	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Calfrac Holdings LP, 8.50% Sr. Unsec. Nts., 6/15/263		$197,000	$52,702
California Resources Corp., 8.00% Sec. Nts., 12/15/223		756,000	175,770
Callon Petroleum Co.:
6.125% Sr. Unsec. Nts., 10/1/24		829,000	659,055
6.375% Sr. Unsec. Nts., 7/1/26		783,000	611,012
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
7.625% Sr. Unsec. Nts., 1/15/22		2,175,000	2,157,356
Chesapeake Energy Corp.:
7.50%	Sr. Unsec. Nts., 10/1/26	100,000	30,285
11.50% Sec. Nts., 1/1/253		1,022,000	613,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance
Corp., 5.75% Sr. Unsec. Nts., 4/1/25		888,000	870,231
Denbury Resources, Inc.:
5.50%	Sr. Sub. Nts., 5/1/22	195,000	107,693
9.00%	Sec. Nts., 5/15/213	1,082,000	949,184
eG Global Finance plc, 8.50% Sr. Sec. Nts., 10/30/253		382,000	399,031
EnLink Midstream Partners LP, 5.60% Sr. Unsec. Nts., 4/1/44		534,000	412,512
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00% Sr. Sec. Nts.,
11/29/243		766,000	325,550
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25%	Sr. Unsec. Nts., 5/15/26	2,478,000	2,076,186
7.75%	Sr. Unsec. Nts., 2/1/28	1,450,000	1,266,938
Gulfport Energy Corp.:
6.00%	Sr. Unsec. Nts., 10/15/24	1,402,000	469,670
6.625% Sr. Unsec. Nts., 5/1/23		2,646,000	1,389,970
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25% Sr. Unsec. Nts.,
11/1/283		961,000	701,883
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00% Sr.
Unsec. Nts., 2/1/283		568,000	572,615
KazMunayGas National Co. JSC, 6.375% Sr. Unsec. Nts., 10/24/483		1,000,000	1,318,749
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50% Sr.
Unsec. Nts., 4/15/263		2,876,000	2,451,423
NuStar Logistics LP, 6.00% Sr. Unsec. Nts., 6/1/26		2,426,000	2,539,959
Oasis Petroleum, Inc.:
6.25%	Sr. Unsec. Nts., 5/1/263	550,000	339,639
6.875% Sr. Unsec. Nts., 1/15/23		2,553,000	1,984,958
Parkland Fuel Corp., 6.00% Sr. Unsec. Nts., 4/1/263		2,019,000	2,113,590
PBF Holding Co. LLC/PBF Finance Corp., 6.00% Sr. Unsec. Nts.,
2/15/283		1,345,000	1,331,550
Pertamina Persero PT:
6.00%	Sr. Unsec. Nts., 5/3/423	2,180,000	2,728,251
6.50%	Sr. Unsec. Nts., 5/27/413	2,070,000	2,719,890
Petrobras Global Finance BV, 5.75% Sr. Unsec. Nts., 2/1/29		1,310,000	1,479,318
Petroleos Mexicanos:
5.35%	Sr. Unsec. Nts., 2/12/28	2,810,000	2,750,561
5.95%	Sr. Unsec. Nts., 1/28/313	510,000	499,800
6.50%	Sr. Unsec. Nts., 3/13/27-1/23/29	5,180,000	5,387,643
6.625% Sr. Unsec. Nts., 6/15/35		3,355,000	3,368,202
6.875% Sr. Unsec. Nts., 8/4/26		2,530,000	2,762,121

24 INVESCO OPPENHEIMER CAPITAL INCOME FUND

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Petroliam Nasional Bhd, 7.625% Sr. Unsec. Nts., 10/15/263		$1,920,000	$2,581,120
QEP Resources, Inc., 5.625% Sr. Unsec. Nts., 3/1/26		1,158,000	929,324
Saudi Arabian Oil Co., 4.25% Sr. Unsec. Nts., 4/16/393		2,612,000	2,900,991
SM Energy Co., 6.625% Sr. Unsec. Nts., 1/15/27		862,000	670,052
Southwestern Energy Co.:
7.50% Sr. Unsec. Nts., 4/1/26		877,000	670,927
7.75% Sr. Unsec. Nts., 10/1/27		640,000	486,416
Sunoco LP/Sunoco Finance Corp.:
4.875% Sr. Unsec. Nts., 1/15/23		708,000	707,954
6.00% Sr. Unsec. Nts., 4/15/27		1,339,000	1,375,585
Targa Resources Partners LP/Targa Resources Partners Finance
Corp., 5.875% Sr. Unsec. Nts., 4/15/26		440,000	454,069
Whiting Petroleum Corp.:
5.75% Sr. Unsec. Nts., 3/15/21		1,191,000	687,505
6.25% Sr. Unsec. Nts., 4/1/23		1,287,000	582,368
6.625% Sr. Unsec. Nts., 1/15/26		1,272,000	467,492
			63,699,308

Financials—12.4%
Capital Markets—3.1%
Credit Suisse AG (London):
0.00% Sr. Unsec. Nts., 3/13/20-3/25/203,10		42,249,000	34,752,350
Credit Suisse Group AG, 5.10% [H15T5Y+329.3] Jr. Sub. Perpetual
Bonds1,3,11		364,000	361,725
Goldman Sachs & Co., 12.8%, 3/20/203		20,296,000	16,511,992
MDGH-GMTN BV:
3.75% Sr. Unsec. Nts., 4/19/293		1,740,000	1,925,769
4.50% Sr. Unsec. Nts., 11/7/283		1,180,000	1,368,425
MSCI, Inc., 5.25% Sr. Unsec. Nts., 11/15/243		130,000	133,833
RegionalCare Hospital Partners Holdings, Inc., 8.25% Sr. Sec. Nts.,
5/1/233		736,000	770,235
			55,824,329

Commercial Banks—7.3%
Barclays Bank plc:
7.625% Sub. Nts., 11/21/22		401,000	447,063
34.73% Sr. Unsec. Nts., 3/10/203		20,672,000	15,473,792
Barclays plc, 7.875% [USSW5+677.2] Jr. Sub. Perpetual Bonds1,3,11		394,000	416,831
BNP Paribas Issuance BV, 23.87%, 4/3/2012		19,794,000	19,794,000
Citigroup Global Markets Holdings, Inc. (United States):
12.80% Sr. Unsec. Nts., 3/24/203		20,431,000	16,694,025
32.18% Sr. Unsec. Nts., 3/9/203		21,869,000	15,712,968
Credit Agricole SA, 8.125% [USSW5+618.5] Jr. Sub. Perpetual
Bonds1,3,11		1,139,000	1,347,876
Erste Group Bank AG, 6.50% [EUSA5+620.4] Jr. Sub. Perpetual
Bonds1,3,11	EUR	576,000	720,987
Royal Bank of Canada:
3.496% Sr. Unsec. Nts., 4/7/203,12		20,165,000	20,274,494
18.61% Sr. Unsec. Nts., 4/2/203,12		20,665,000	19,000,719
25	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Royal Bank of Scotland Group plc:
6.125% Sub. Nts., 12/15/22	$556,000	$606,810
8.625% [USSW5+759.8] Jr. Sub. Perpetual Bonds1,11	923,000	978,172
Societe Generale SA, 7.375% [USSW5+623.8] Jr. Sub. Perpetual
Bonds1,3,11	476,000	498,503
Standard Chartered plc, 7.50% [USSW5+630.1] Jr. Sub. Perpetual
Bonds1,3,11	403,000	422,519
Toronto-Dominion Bank (The), 9.93%, 3/16/20	21,660,000	18,764,678
		131,153,437

Consumer Finance—0.5%
Ally Financial, Inc.:
5.125% Sr. Unsec. Nts., 9/30/24	2,182,000	2,421,813
8.00% Sr. Unsec. Nts., 3/15/20	537,000	538,289
Navient Corp.:
5.00% Sr. Unsec. Nts., 3/15/27	618,000	599,275
7.25% Sr. Unsec. Nts., 1/25/22-9/25/23	4,152,000	4,462,899
8.00% Sr. Unsec. Nts., 3/25/20	443,000	445,310
		8,467,586

Diversified Financial Services—0.6%
eG Global Finance plc, 6.75% Sr. Sec. Nts., 2/7/253	2,336,000	2,288,310
JIC Zhixin Ltd., 3.00% Sr. Unsec. Nts., 11/24/223	2,570,000	2,641,361
Lions Gate Capital Holdings LLC, 6.375% Sr. Unsec. Nts., 2/1/243	2,910,000	2,859,046
LPL Holdings, Inc., 5.75% Sr. Unsec. Nts., 9/15/253	736,000	765,433
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75% Sr.
Unsec. Nts., 6/1/253	2,620,000	2,614,262
		11,168,412

Insurance—0.0%
AmWINS Group, Inc., 7.75% Sr. Unsec. Nts., 7/1/263	670,000	697,455

Real Estate Investment Trusts (REITs)—0.8%
Equinix, Inc., 5.875% Sr. Unsec. Nts., 1/15/26	1,090,000	1,154,016
Iron Mountain US Holdings, Inc., 5.375% Sr. Unsec. Nts., 6/1/263	1,274,000	1,322,218
Iron Mountain, Inc.:
5.25% Sr. Unsec. Nts., 3/15/283	1,575,000	1,633,511
5.75% Sr. Sub. Nts., 8/15/24	215,000	217,148
6.00% Sr. Unsec. Nts., 8/15/23	385,000	392,540
iStar, Inc., 4.75% Sr. Unsec. Nts., 10/1/24	2,556,000	2,614,417
MPT Operating Partnership LP/MPT Finance Corp., 5.00% Sr. Unsec.
Nts., 10/15/27	2,468,000	2,581,614
Rayonier AM Products, Inc., 5.50% Sr. Unsec. Nts., 6/1/243	2,255,000	1,296,163
SBA Communications Corp., 4.875% Sr. Unsec. Nts., 9/1/24	758,000	780,585
Service Properties Trust, 4.95% Sr. Unsec. Nts., 10/1/29	976,000	1,030,633
VICI Properties LP/VICI Note Co., Inc.:
3.50% Sr. Unsec. Nts., 2/15/253	410,000	411,404
3.75% Sr. Unsec. Nts., 2/15/273	412,000	409,682

26 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
VICI Properties LP/VICI Note Co., Inc.: (Continued)
4.125% Sr. Unsec. Nts., 8/15/303	$612,000	$613,913
		14,457,844

Thrifts & Mortgage Finance—0.1%
Nationstar Mortgage Holdings, Inc., 6.00% Sr. Unsec. Nts., 1/15/273	813,000	827,435

Health Care—2.1%
Health Care Equipment & Supplies—0.0%
Teleflex, Inc., 4.875% Sr. Unsec. Nts., 6/1/26	106,000	110,807

Health Care Providers & Services—1.1%
Acadia Healthcare Co., Inc., 6.50% Sr. Unsec. Nts., 3/1/24	1,102,000	1,134,140
Centene Corp.:
4.625% Sr. Unsec. Nts., 12/15/293	612,000	655,972
5.25% Sr. Unsec. Nts., 4/1/253	797,000	822,903
5.375% Sr. Unsec. Nts., 6/1/26-8/15/263	990,000	1,043,528
CHS/Community Health Systems, Inc.:
6.625% Sr. Sec. Nts., 2/15/253	1,410,000	1,441,725
6.875% Sr. Unsec. Nts., 2/1/22	653,000	615,453
8.00% Sr. Sec. Nts., 3/15/263	1,165,000	1,205,279
Envision Healthcare Corp., 8.75% Sr. Unsec. Nts., 10/15/263	300,000	159,646
Hadrian Merger Sub, Inc., 8.50% Sr. Unsec. Nts., 5/1/263	2,521,000	2,584,901
HCA, Inc.:
5.25% Sr. Sec. Nts., 4/15/25	821,000	933,447
5.375% Sr. Unsec. Nts., 2/1/25	541,000	599,203
5.875% Sr. Unsec. Nts., 2/15/26	2,366,000	2,675,307
7.50% Sr. Unsec. Nts., 2/15/22	239,000	264,568
Molina Healthcare, Inc., 4.875% Sr. Unsec. Nts., 6/15/253	870,000	885,586
MPH Acquisition Holdings LLC, 7.125% Sr. Unsec. Nts., 6/1/243	1,767,000	1,648,099
Surgery Center Holdings, Inc., 10.00% Sr. Unsec. Nts., 4/15/273	671,000	734,978
Team Health Holdings, Inc., 6.375% Sr. Unsec. Nts., 2/1/253	925,000	511,446
Tenet Healthcare Corp., 8.125% Sr. Unsec. Nts., 4/1/22	682,000	740,127
		18,656,308

Life Sciences Tools & Services—0.1%
Charles River Laboratories International, Inc., 4.25% Sr. Unsec. Nts.,
5/1/283	1,613,000	1,626,146

Pharmaceuticals—0.9%
Bausch Health Americas, Inc., 9.25% Sr. Unsec. Nts., 4/1/263	1,819,000	2,035,770
Bausch Health Cos., Inc.:
5.50% Sr. Sec. Nts., 11/1/253	582,000	600,429
5.75% Sr. Sec. Nts., 8/15/273	393,000	418,781
5.875% Sr. Unsec. Nts., 5/15/233	15,000	15,066
6.125% Sr. Unsec. Nts., 4/15/253	1,083,000	1,106,918
9.00% Sr. Unsec. Nts., 12/15/253	4,486,000	5,006,197
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00% Sr. Unsec. Nts.,
7/15/233	1,897,000	1,493,906
27	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Pharmaceuticals (Continued)
HCA, Inc., 5.375% Sr. Unsec. Nts., 9/1/26	$1,084,000	$1,208,449
HLF Financing Sarl LLC/Herbalife International, Inc., 7.25% Sr.
Unsec. Nts., 8/15/263	2,356,000	2,382,505
Par Pharmaceutical, Inc., 7.50% Sr. Sec. Nts., 4/1/273	1,999,000	2,115,991
		16,384,012

Industrials—3.2%
Aerospace & Defense—1.0%
Bombardier, Inc.:
5.75% Sr. Unsec. Nts., 3/15/223	575,000	587,524
7.50% Sr. Unsec. Nts., 3/15/253	2,861,000	2,832,390
7.875% Sr. Unsec. Nts., 4/15/273	1,469,000	1,461,692
8.75% Sr. Unsec. Nts., 12/1/213	275,000	291,712
Moog, Inc., 4.25% Sr. Unsec. Nts., 12/15/273	1,146,000	1,168,920
Spirit AeroSystems, Inc., 4.60% Sr. Unsec. Nts., 6/15/28	681,000	676,701
TransDigm UK Holdings plc, 6.875% Sr. Sub. Nts., 5/15/26	3,590,000	3,779,723
TransDigm, Inc.:
6.25% Sr. Sec. Nts., 3/15/263	2,472,000	2,621,867
6.50% Sr. Sub. Nts., 7/15/24-5/15/25	733,000	753,737
Triumph Group, Inc.:
5.25% Sr. Unsec. Nts., 6/1/22	924,000	908,118
7.75% Sr. Unsec. Nts., 8/15/25	2,972,000	2,950,943
		18,033,327

Airlines—0.0%
Air Canada, 7.75% Sr. Unsec. Nts., 4/15/213	840,000	878,136

Building Products—0.1%
Builders FirstSource, Inc., 5.00% Sr. Unsec. Nts., 3/1/303	392,000	392,923
Standard Industries, Inc., 6.00% Sr. Unsec. Nts., 10/15/253	739,000	774,095
		1,167,018

Commercial Services & Supplies—0.4%
Brink's Co. (The), 4.625% Sr. Unsec. Nts., 10/15/273	1,764,000	1,812,197
GFL Environmental Inc., 7.00% Sr. Unsec. Nts., 6/1/263	601,000	633,513
GW B-CR Security Corp., 9.50% Sr. Unsec. Nts., 11/1/273	1,384,000	1,469,600
IAA, Inc., 5.50% Sr. Unsec. Nts., 6/15/273	738,000	782,723
Pitney Bowes, Inc., 5.20% Sr. Unsec. Nts., 4/1/23	451,000	452,315
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75% Sr.
Sec. Nts., 4/15/263	1,132,000	1,179,401
Waste Pro USA, Inc., 5.50% Sr. Unsec. Nts., 2/15/263	1,529,000	1,494,869
		7,824,618

Construction & Engineering—0.1%
Valmont Industries, Inc., 5.00% Sr. Unsec. Nts., 10/1/44	980,000	1,129,825

Electrical Equipment—0.2%
EnerSys:
4.375% Sr. Unsec. Nts., 12/15/273	1,670,000	1,692,962

28 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Electrical Equipment (Continued)
EnerSys: (Continued)
5.00% Sr. Unsec. Nts., 4/30/233	$1,290,000	$1,353,965
		3,046,927

Machinery—0.7%
Cleaver-Brooks, Inc., 7.875% Sr. Sec. Nts., 3/1/233	3,227,000	3,188,002
EnPro Industries, Inc., 5.75% Sr. Unsec. Nts., 10/15/26	2,352,000	2,505,697
Mueller Industries, Inc., 6.00% Sub. Nts., 3/1/27	2,299,000	2,328,536
Titan International, Inc., 6.50% Sr. Sec. Nts., 11/30/23	3,542,000	2,666,825
United Rentals North America, Inc., 5.25% Sr. Unsec. Nts., 1/15/30	1,626,000	1,713,560
		12,402,620

Professional Services—0.1%
ASGN, Inc., 4.625% Sr. Unsec. Nts., 5/15/283	1,747,000	1,730,666
Dun & Bradstreet Corp. (The), 10.25% Sr. Unsec. Nts., 2/15/273	804,000	903,977
		2,634,643

Road & Rail—0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25% Sr. Unsec. Nts., 3/15/253	332,000	335,591
6.375% Sr. Unsec. Nts., 4/1/243	385,000	388,047
Kenan Advantage Group, Inc. (The), 7.875% Sr. Unsec. Nts.,
7/31/233	3,600,000	3,556,494
		4,280,132

Trading Companies & Distributors—0.4%
AerCap Global Aviation Trust, 6.50% [US0003M+430] Jr. Sub. Nts.,
6/15/451,3	1,561,000	1,682,134
BMC East LLC, 5.50% Sr. Sec. Nts., 10/1/243	1,225,000	1,265,321
Herc Holdings, Inc., 5.50% Sr. Unsec. Nts., 7/15/273	1,910,000	1,986,257
United Rentals North America, Inc.:
5.50% Sr. Unsec. Nts., 5/15/27	163,000	170,747
5.875% Sr. Unsec. Nts., 9/15/26	780,000	822,880
6.50% Sr. Unsec. Nts., 12/15/26	637,000	680,411
		6,607,750

Information Technology—0.8%
Communications Equipment—0.3%
CommScope Technologies LLC, 6.00% Sr. Unsec. Nts., 6/15/253	1,470,000	1,385,475
Hughes Satellite Systems Corp., 5.25% Sr. Sec. Nts., 8/1/26	2,472,000	2,716,969
Level 3 Financing, Inc., 4.625% Sr. Unsec. Nts., 9/15/273	750,000	766,387
		4,868,831

Electronic Equipment, Instruments, & Components—0.1%
Itron, Inc., 5.00% Sr. Unsec. Nts., 1/15/263	1,115,000	1,150,850
MTS Systems Corp., 5.75% Sr. Unsec. Nts., 8/15/273	1,435,000	1,464,199
		2,615,049
29	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
IT Services—0.1%
Alliance Data Systems Corp., 4.75% Sr. Unsec. Nts., 12/15/243	$1,592,000	$1,566,130
Cardtronics, Inc./Cardtronics USA, Inc., 5.50% Sr. Unsec. Nts.,
5/1/253	911,000	936,430
Exela Intermediate LLC/Exela Finance, Inc., 10.00% Sr. Sec. Nts.,
7/15/233	359,000	122,060
Rackspace Hosting, Inc., 8.625% Sr. Unsec. Nts., 11/15/243	5,000	4,800
		2,629,420

Software—0.1%
Banff Merger Sub, Inc., 9.75% Sr. Unsec. Nts., 9/1/263	452,000	456,532
Camelot Finance SA, 4.50% Sr. Sec. Nts., 11/1/263	720,000	724,877
Castle US Holding Corp., 9.50% Sr. Unsec. Nts., 2/15/283	145,000	145,453
EIG Investors Corp., 10.875% Sr. Unsec. Nts., 2/1/24	60,000	62,837
		1,389,699

Technology Hardware, Storage & Peripherals—0.2%
Dell International LLC/EMC Corp.:
7.125% Sr. Unsec. Nts., 6/15/243	1,188,000	1,244,430
8.10% Sr. Sec. Nts., 7/15/363	1,276,000	1,753,821
Presidio Holdings, Inc., 8.25% Sr. Unsec. Nts., 2/1/283	228,000	235,695
		3,233,946

Materials—2.8%
Chemicals—0.6%
Chemours Co. (The), 7.00% Sr. Unsec. Nts., 5/15/25	1,049,000	980,380
Element Solutions, Inc., 5.875% Sr. Unsec. Nts., 12/1/253	1,312,000	1,321,853
GCP Applied Technologies, Inc., 5.50% Sr. Unsec. Nts., 4/15/263	1,058,000	1,103,332
Koppers, Inc., 6.00% Sr. Unsec. Nts., 2/15/253	1,230,000	1,214,613
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.75% Sr. Unsec. Nts.,
4/30/263	983,000	971,054
OCI NV, 6.625% Sr. Sec. Nts., 4/15/233	874,000	908,523
Olin Corp., 5.625% Sr. Unsec. Nts., 8/1/29	1,906,000	1,926,299
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
5.375% Sr. Unsec. Nts., 9/1/253	1,304,000	1,212,720
		9,638,774

Construction Materials—0.0%
Cemex SAB de CV, 5.45% Sr. Sec. Nts., 11/19/293	505,000	507,525

Containers & Packaging—0.3%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%
Sr. Unsec. Nts., 2/15/253	1,147,000	1,198,615
Cascades, Inc./Cascades USA, Inc., 5.375% Sr. Unsec. Nts., 1/15/283	685,000	707,263
Flex Acquisition Co., Inc., 7.875% Sr. Unsec. Nts., 7/15/263	2,298,000	2,337,807
Trivium Packaging Finance BV:
5.50% Sr. Sec. Nts., 8/15/263	372,000	386,183
8.50% Sr. Unsec. Nts., 8/15/273	380,000	400,197
		5,030,065

30 INVESCO OPPENHEIMER CAPITAL INCOME FUND

		Principal Amount	Value
Metals & Mining—1.6%
AK Steel Corp., 7.625% Sr. Unsec. Nts., 10/1/21		$459,000	$459,436
Corp. Nacional del Cobre de Chile:
4.25%	Sr. Unsec. Nts., 7/17/423	2,670,000	2,933,324
4.50%	Sr. Unsec. Nts., 8/1/473	2,340,000	2,681,961
4.875% Sr. Unsec. Nts., 11/4/443		105,000	126,154
5.625% Sr. Unsec. Nts., 9/21/35-10/18/433		1,545,000	2,011,603
6.15%	Sr. Unsec. Nts., 10/24/363	1,390,000	1,895,522
First Quantum Minerals Ltd., 7.50% Sr. Unsec. Nts., 4/1/253		3,536,000	3,375,412
Freeport-McMoRan, Inc., 5.40% Sr. Unsec. Nts., 11/14/34		3,406,000	3,329,970
Hudbay Minerals, Inc., 7.625% Sr. Unsec. Nts., 1/15/253		2,501,000	2,414,503
Novelis Corp., 4.75% Sr. Unsec. Nts., 1/30/303		1,269,000	1,249,553
SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp., 7.50% Sr. Unsec. Nts., 6/15/253		3,627,000	3,273,331
Taseko Mines Ltd., 8.75% Sr. Sec. Nts., 6/15/223		2,163,000	1,952,782
Teck Resources Ltd., 6.125% Sr. Unsec. Nts., 10/1/35		1,507,000	1,792,940
Vedanta Resources plc, 6.375% Sr. Unsec. Nts., 7/30/223		647,000	618,410
			28,114,901

Paper & Forest Products—0.3%
Mercer International, Inc., 5.50% Sr. Unsec. Nts., 1/15/26		941,000	889,927
Norbord, Inc., 5.75% Sr. Sec. Nts., 7/15/273		2,000,000	2,100,695
Schweitzer-Mauduit International, Inc., 6.875% Sr. Unsec. Nts.,
10/1/263		2,697,000	2,900,212
			5,890,834

Telecommunication Services—2.1%
Diversified Telecommunication Services—1.2%
Altice France SA, 7.375% Sr. Sec. Nts., 5/1/263		2,476,000	2,601,162
AT&T, Inc., 4.75% Sr. Unsec. Nts., 5/15/46		976,000	1,152,558
CenturyLink, Inc.:
6.45%	Sr. Unsec. Nts., Series S, 6/15/21	1,021,000	1,061,585
7.50%	Sr. Unsec. Nts., Series Y, 4/1/24	1,879,000	2,109,957
Cincinnati Bell, Inc.:
7.00%	Sr. Unsec. Nts., 7/15/243	931,000	981,032
8.00%	Sr. Unsec. Nts., 10/15/253	110,000	118,502
CommScope, Inc.:
6.00%	Sr. Sec. Nts., 3/1/263	565,000	580,992
8.25%	Sr. Unsec. Nts., 3/1/273	1,128,000	1,139,957
Embarq Corp., 7.995% Sr. Unsec. Nts., 6/1/36		1,880,000	2,005,537
Frontier Communications Corp.:
10.50% Sr. Unsec. Nts., 9/15/22		4,142,000	1,891,080
11.00% Sr. Unsec. Nts., 9/15/25		1,650,000	759,000
Intelsat Jackson Holdings SA, 9.75% Sr. Unsec. Nts., 7/15/253		1,272,000	1,128,372
Level 3 Financing, Inc.:
5.25%	Sr. Unsec. Nts., 3/15/26	925,000	956,774
5.375% Sr. Unsec. Nts., 5/1/25		942,000	963,586
Telecom Italia Capital SA:
6.375% Sr. Unsec. Nts., 11/15/33		190,000	220,595
7.20%	Sr. Unsec. Nts., 7/18/36	1,515,000	1,879,888
	31	INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
T-Mobile USA, Inc., 6.50% Sr. Unsec. Nts., 1/15/26	$2,019,000	$2,129,338
		21,679,915

Wireless Telecommunication Services—0.9%
Intelsat Jackson Holdings SA, 8.50% Sr. Unsec. Nts., 10/15/243	1,659,000	1,455,084
Intelsat Luxembourg SA, 7.75% Sr. Unsec. Nts., 6/1/21	651,000	493,132
Oztel Holdings SPC Ltd., 5.625% Sr. Sec. Nts., 10/24/233	724,000	761,955
Sprint Capital Corp., 8.75% Sr. Unsec. Nts., 3/15/32	976,000	1,358,445
Sprint Communications, Inc., 11.50% Sr. Unsec. Nts., 11/15/21	502,000	574,449
Sprint Corp.:
7.25% Sr. Unsec. Nts., 9/15/21	1,257,000	1,336,405
7.625% Sr. Unsec. Nts., 2/15/25-3/1/26	1,640,000	1,926,670
7.875% Sr. Unsec. Nts., 9/15/23	4,527,000	5,185,294
Ypso Finance Bis SA, 10.50% Sr. Sec. Nts., 5/15/27	1,629,000	1,854,502
		14,945,936

Utilities—0.5%
Electric Utilities—0.0%
DPL, Inc., 4.35% Sr. Unsec. Nts., 4/15/293	958,000	896,081

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875% Sr. Unsec.
Nts., 8/20/26	1,152,000	1,197,354
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
5.50% Sr. Unsec. Nts., 6/1/24	957,000	949,354
Superior Plus LP/Superior General Partner, Inc., 7.00% Sr. Unsec.
Nts., 7/15/263	149,000	159,854
		2,306,562

Independent Power and Renewable Electricity Producers—0.4%
AES Corp., 5.50% Sr. Unsec. Nts., 4/15/25	530,000	543,467
Calpine Corp.:
5.125% Sr. Unsec. Nts., 3/15/283	750,000	706,875
5.50% Sr. Unsec. Nts., 2/1/24	740,000	728,907
Enviva Partners LP/Enviva Partners Finance Corp., 6.50% Sr. Unsec.
Nts., 1/15/263	1,380,000	1,438,678
NRG Energy, Inc.:
5.25% Sr. Unsec. Nts., 6/15/293	1,595,000	1,660,778
6.625% Sr. Unsec. Nts., 1/15/27	898,000	937,934
7.25% Sr. Unsec. Nts., 5/15/26	397,000	421,574
		6,438,213
Total Non-Convertible Corporate Bonds and Notes (Cost $702,564,013)		659,206,320

Convertible Corporate Bonds and Notes—2.1%
Colony Capital, Inc.:
3.875% Cv. Sr. Unsec. Nts., 1/15/21	205,000	203,455
5.00% Cv. Sr. Unsec. Nts., 4/15/23	855,000	848,970
DISH Network Corp., 3.375% Cv. Sr. Unsec. Nts., 8/15/26	1,700,000	1,645,613
Royal Bank of Canada, 9.12%, 3/6/203	21,856,000	18,751,010

32 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Principal Amount	Value
Convertible Corporate Bonds and Notes (Continued)
Wells Fargo Bank NA, 38.70%, 3/17/20	$21,413,000	$16,298,529
Whiting Petroleum Corp., 1.25% Cv. Sr. Unsec. Nts., 4/1/20	195,000	175,988
Total Convertible Corporate Bonds and Notes (Cost $46,169,187)		37,923,565
	Shares	Value
Investment Companies—14.8%
Alerian MLP Exchange Traded Fund	2,301,200	$15,349,003
Invesco Government & Agency Portfolio, Institutional Class, 1.50%13	238,480,139	238,480,139
Invesco Senior Loan Exchange Traded Fund14	320,000	7,036,800
Vanguard Real Estate Exchange Traded Fund	60,000	5,247,040
Total Investment Companies (Cost $271,670,281)		266,112,982

Total Investments, at Value (Cost $1,838,460,897)	99.7%	1,787,681,997

Net Other Assets (Liabilities)

Net Assets

0.35,958,761

100.0% $ 1,793,640,758

Footnotes to Schedule of Investments

1.Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period. The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

2.Non-income producing security.

3.Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the "1933 Act"). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2020 was $662,319,620, which represented 36.93% of the Fund's Net Assets.

4.This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

5.Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

These securities amount to $453,899 or 0.03% of the Fund's net assets at period end.

6.Interest rate is less than 0.0005%.

7.Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

These securities amount to $42,186 or 0.00% of the Fund's net assets at period end.

8.All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $7,429,001. See Note 4 of the accompanying Notes.

9.Interest or dividend is paid-in-kind, when applicable.

10.Zero coupon bond reflects effective yield on the original acquisition date.

11.This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

12.All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 1 of the accompanying Notes.

33 INVESCO OPPENHEIMER CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

Footnotes to Schedule of Investments (continued)

13.The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the

7-day SEC standardized yield as of February 29, 2020.

14.Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2019	Additions	ReductionsFebruary 29, 2020
Investment Company
Invesco Oppenheimer Master Loan
Fund	15,497,138	22,837	15,519,975	—
Invesco Senior Loan Exchange
Traded Fund	—	320,000	—	320,000
						Change in
					Realized	Unrealized
			Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Master Loan
Fund		$	— $	4,758,300a,b$	(27,147,151)a	$21,948,394
Invesco Senior Loan Exchange			7,036,800
Traded Fund				25,616	—	(224,000)
Total			$7,036,800 $	4,783,916 $	(27,147,151)	$21,724,394

a. Represents the amount allocated to the fund from Invesco Oppenheimer Master Loan Fund.
b. Net of expenses allocated to the Fund from Invesco Oppenheimer Master Loan Fund.

Futures Contracts as of February 29, 2020
						Unrealized
		Expiration	NumberNotional Amount			Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
E-Mini Russell
2000 Index	Buy	3/20/20	540	USD 44,910	$ 39,822,300	$(5,087,898)
Euro Stoxx 50	Buy	3/20/20	2,370	EUR 97,168	86,706,219	(10,461,869)
FTSE 100 Index	Buy	3/20/20	723	GBP 68,814	60,518,830	(8,295,183)
Long Gilt	Buy	6/26/20	920	GBP 158,104	159,714,855	1,611,169
S&P 500 E-Mini
Index	Buy	3/20/20	622	USD 99,558	91,776,100	(7,781,407)
Topix Index	Buy	3/12/20	805	JPY 127,430	111,913,360	(15,516,449)
United States
Treasury Long
Bonds	Buy	6/19/20	530	USD 88,249	90,232,500	1,983,162
United States
Treasury Long
Bonds	Sell	6/19/20	220	USD 36,671	37,455,000	(784,227)
United States
Treasury Nts., 5 yr.	Buy	6/30/20	279	USD 33,934	34,247,250	313,311
United States, 10
yr. Ultra	Sell	6/19/20	21	USD 3,104	3,154,594	(50,568)
						$(44,069,959)

34 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Over-the-Counter Total Return Swaps at February 29, 2020

		Pay/Receive			Notional			Unrealized
	Counter-	Total		Maturity	Amount			Appreciation/
Reference Asset	party	Return*	Floating Rate	Date		(000's)	Value	(Depreciation)
Iboxx USD Liquid			Three-Month USD
Level Loans Index	MSCO	Receive	BBA LIBOR	6/20/20	USD	2,735	$(49,352)	$(49,352)
Iboxx USD Liquid			Three-Month USD
Level Loans Index	MSCO	Receive	BBA LIBOR	6/20/20	USD	4,265	(102,318)	(102,318)
Total Over-the-Counter Total Return Swaps							$(151,670)	$(151,670)

*Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:

Counterparty Abbreviations

MSCO	Morgan Stanley Capital Services, Inc.
Currency abbreviations indicate amounts reporting in currencies
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
Definitions
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
EUSA5	EUR Swap Annual 5 Year
FTSE 100	United Kingdom 100 most highly capitalized companies on the London Stock Exchange
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor's
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USSW5	USD Swap Semi 30/360 5 Year

See accompanying Notes to Financial Statements.

35 INVESCO OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES February 29, 2020 Unaudited

Assets
Investments, at value—see accompanying schedule of investments:
Unaffiliated companies (cost $1,592,719,958)	$1,542,165,058
Affiliated companies (cost $245,740,939)	245,516,939
1,787,681,997
Cash	2,500,000
Cash—foreign currencies (cost $255,498)	252,939
Receivables and other assets:
Investments sold	37,111,166
Interest and dividends	19,593,140
Variation margin receivable - futures contracts	15,076,087
Shares of beneficial interest sold	466,446
Other	314,109
Total assets	1,862,995,884

Liabilities
Swaps, at value	151,670
Payables and other liabilities:
Investments purchased	62,818,309
Shares of beneficial interest redeemed	4,052,430
Advisory fees	852,199
Distribution and service plan fees	431,121
Transfer and shareholder servicing agent fees	419,653
Trustees' compensation	240,642
Shareholder communications	93,819
Administration fees	1,454
Other	293,829
Total liabilities	69,355,126

Net Assets	$1,793,640,758

Composition of Net Assets
Shares of beneficial interest	$1,957,419,364
Total accumulated loss	(163,778,606)
Net Assets	$1,793,640,758

36 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,253,638,139 and
129,971,777 shares of beneficial interest outstanding)	$9.65
Maximum offering price per share (net asset value plus sales charge of 5.50% of offering price)	$10.21

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $186,970,904 and 20,087,916 shares of
beneficial interest outstanding)	$9.31

Class R Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$60,039,020 and 6,321,580 shares of beneficial interest outstanding)	$9.50

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$274,197,904 and 28,443,580 shares of beneficial interest outstanding)	$9.64

Class R5 Shares:
Net asset value, redemption price and offering price per share (based on net assets of $9,565
and 992 shares of beneficial interest outstanding)	$9.64

Class R6 Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$18,785,226 and 1,947,914 shares of beneficial interest outstanding)	$9.64

See accompanying Notes to Financial Statements.

37 INVESCO OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF

OPERATIONS For the Six Months Ended February 29, 2020 Unaudited

Investment Income
Interest:
Unaffiliated companies	$39,045,978
Affiliated companies	4,304,324
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $5,497)	13,607,059
Affiliated companies	2,029,098

Total investment income	58,986,459

Expenses
Advisory fees	5,361,756
Administration fees	148,537
Distribution and service plan fees:
Class A	1,579,590
Class C	1,051,109
Class R	164,841
Transfer and shareholder servicing agent fees:
Class A	950,686
Class C	146,494
Class R	45,944
Class Y	236,622
Class R5	2
Class R6	1,287
Shareholder communications:
Class A	48,990
Class C	7,536
Class R	2,366
Class Y	12,135
Class R6	2,592
Custodian fees and expenses	80,796
Trustees' compensation	26,396
Other	151,851
Total expenses	10,019,530
Less waivers and reimbursement of expenses	(373,784)
Net expenses	9,645,746

Net Investment Income	49,340,713

38 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in:
Unaffiliated companies	$(31,013,296)
Affiliated companies	(27,147,151)
Futures contracts	15,691,603
Foreign currency transactions	(110,953)
Forward currency exchange contracts	(505,833)
Swap contracts	(3,088,010)
Swaption contracts written	144,100
Net realized loss	(46,029,540)
Net change in unrealized appreciation/(depreciation) on:
Investment transactions in:
Unaffiliated companies	(79,566,976)
Affiliated companies	21,724,340
Translation of assets and liabilities denominated in foreign currencies	64,017
Forward currency exchange contracts	505,833
Futures contracts	(29,099,783)
Swap contracts	3,897,372
Net change in unrealized appreciation/(depreciation)	(82,475,197)

Net Decrease in Net Assets Resulting from Operations	$(79,164,024)

See accompanying Notes to Financial Statements.

39 INVESCO OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	February 29, 2020	Year Ended
	(Unaudited)	August 31, 2019
Operations
Net investment income	$49,340,713	$73,809,698

Net realized gain (loss)	(46,029,540)	(48,991,878)

Net change in unrealized appreciation/(depreciation)	(82,475,197)	27,269,556
Net increase (decrease) in net assets resulting from operations	(79,164,024)	52,087,376

Dividends and/or Distributions to Shareholders
Distributions to shareholders from distributable earnings:
Class A	(23,947,789)	(37,806,888)
Class C	(2,892,198)	(6,107,425)
Class R	(1,059,700)	(1,762,727)
Class Y	(6,514,867)	(14,068,645)
Class R5	(195)	(71)
Class R6	(1,075,415)	(3,892,761)
Total distributions from distributable earnings
	(35,490,164)	(63,638,517)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(65,927,545)	(59,731,771)
Class C	(25,680,390)	(95,709,202)
Class R	(4,571,062)	(5,609,118)
Class Y	(93,536,473)	(145,207,643)
Class R5	—	10,000
Class R6	(101,669,503)	(8,430,141)
Total beneficial interest transactions
	(291,384,973)	(314,677,875)

Net Assets
Total decrease	(406,039,161)	(326,229,016)

Beginning of period	2,199,679,919	2,525,908,935
End of period	$1,793,640,758	$2,199,679,919

See accompanying Notes to Financial Statements.

40 INVESCO OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class A	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of
period	$10.26	$10.28	$10.14	$9.84	$9.62	$10.03
Income (loss) from investment
operations:
Net investment income1	0.25	0.32	0.28	0.26	0.25	0.25
Net realized and unrealized
gain (loss)	(0.68)	(0.07)	0.13	0.31	0.25	(0.35)
Total from investment
operations	(0.43)	0.25	0.41	0.57	0.50	(0.10)
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.18)	(0.27)	(0.27)	(0.27)	(0.28)	(0.31)
Net asset value, end of period	$9.65	$10.26	$10.28	$10.14	$9.84	$9.62

Total Return, at Net Asset
Value2	(4.29)%	2.56%	4.10%	5.84%	5.31%	(1.07)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$1,253,638	$1,399,233	$1,462,785	$1,584,024	$1,723,245	$1,735,068
Average net assets (in
thousands)	$1,371,072	$1,394,826	$1,524,510	$1,662,753	$1,712,506	$1,764,700
Ratios to average net assets:3
Net investment income4	4.84%	3.20%	2.79%	2.63%	2.66%	2.54%
Expenses excluding specific
expenses listed below	0.94%	0.98%	1.04%5	1.05%5	1.05%5	1.05%5
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6
Total expenses7	0.94%	0.98%	1.04%5	1.05%5	1.05%5	1.05%5
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.90%	0.92%	0.97%5	0.99%5	1.00%5	0.99%5
Portfolio turnover rate8	30%	147%9	88%9	92%9	54%9	79%9

41 INVESCO OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Includes the Fund's share of the allocated net investment income from Invesco Oppenheimer Master Loan Fund.

5.Includes the Fund's share of the allocated expenses from Invesco Oppenheimer Master Loan Fund.

6.Less than 0.005%.

7.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.01%
Year Ended August 31, 2019	1.05%
Year Ended August 31, 2018	1.06%
Year Ended August 31, 2017	1.07%
Year Ended August 31, 2016	1.07%
Year Ended August 31, 2015	1.07%

8.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

9.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended August 31, 2019	$3,779,872,636	$4,034,353,298
Year Ended August 31, 2018	$4,932,579,131	$5,044,273,340
Year Ended August 31, 2017	$4,620,692,203	$4,544,059,262
Year Ended August 31, 2016	$4,212,529,231	$4,192,313,269
Year Ended August 31, 2015	$4,664,260,054	$4,590,883,479

See accompanying Notes to Financial Statements.

42 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class C	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of
period	$9.90	$9.93	$9.81	$9.52	$9.32	$9.74
Income (loss) from investment
operations:
Net investment income1	0.20	0.24	0.20	0.18	0.17	0.17
Net realized and unrealized
gain (loss)	(0.66)	(0.07)	0.11	0.30	0.24	(0.35)
Total from investment
operations	(0.46)	0.17	0.31	0.48	0.41	(0.18)
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.13)	(0.20)	(0.19)	(0.19)	(0.21)	(0.24)
Net asset value, end of period	$9.31	$9.90	$9.93	$9.81	$9.52	$9.32

Total Return, at Net Asset
Value2	(4.67)%	1.76%	3.24%	5.13%	4.47%	(1.89)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$186,971	$224,529	$321,786	$375,081	$420,117	$403,758
Average net assets (in
thousands)	$211,090	$286,522	$350,563	$400,146	$413,522	$369,218
Ratios to average net assets:3
Net investment income4	4.07%	2.43%	2.02%	1.87%	1.87%	1.75%
Expenses excluding specific
expenses listed below	1.71%	1.75%	1.80%5	1.81%5	1.82%5	1.81%5
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6
Total expenses7	1.71%	1.75%	1.80%5	1.81%5	1.82%5	1.81%5
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	1.67%	1.69%	1.73%5	1.75%5	1.76%5	1.75%5
Portfolio turnover rate8	30%	147%9	88%9	92%9	54%9	79%9

43 INVESCO OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Includes the Fund's share of the allocated net investment income from Invesco Oppenheimer Master Loan Fund.

5.Includes the Fund's share of the allocated expenses from Invesco Oppenheimer Master Loan Fund.

6.Less than 0.005%.

7.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.78%
Year Ended August 31, 2019	1.82%
Year Ended August 31, 2018	1.82%
Year Ended August 31, 2017	1.83%
Year Ended August 31, 2016	1.84%
Year Ended August 31, 2015	1.83%

8.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

9.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended August 31, 2019	$3,779,872,636	$4,034,353,298
Year Ended August 31, 2018	$4,932,579,131	$5,044,273,340
Year Ended August 31, 2017	$4,620,692,203	$4,544,059,262
Year Ended August 31, 2016	$4,212,529,231	$4,192,313,269
Year Ended August 31, 2015	$4,664,260,054	$4,590,883,479

See accompanying Notes to Financial Statements.

44 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of
period	$10.10	$10.12	$10.00	$9.71	$9.50	$9.91
Income (loss) from investment
operations:
Net investment income1	0.23	0.29	0.25	0.23	0.23	0.22
Net realized and unrealized
gain (loss)	(0.67)	(0.06)	0.12	0.30	0.24	(0.35)
Total from investment
operations	(0.44)	0.23	0.37	0.53	0.47	(0.13)
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.16)	(0.25)	(0.25)	(0.24)	(0.26)	(0.28)
Net asset value, end of period	$9.50	$10.10	$10.12	$10.00	$9.71	$9.50

Total Return, at Net Asset
Value2	(4.41)%	2.33%	3.73%	5.57%	5.02%	(1.32)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$60,039	$68,438	$74,277	$51,324	$31,806	$27,151
Average net assets (in
thousands)	$66,245	$70,345	$70,353	$37,273	$28,769	$25,957
Ratios to average net assets:3
Net investment income4	4.57%	2.93%	2.53%	2.33%	2.39%	2.28%
Expenses excluding specific
expenses listed below	1.21%	1.24%	1.30%5	1.30%5	1.31%5	1.30%5
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6
Total expenses7	1.21%	1.24%	1.30%5	1.30%5	1.31%5	1.30%5
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	1.17%	1.18%	1.23%5	1.24%5	1.25%5	1.24%5
Portfolio turnover rate8	30%	147%9	88%9	92%9	54%9	79%9

45 INVESCO OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Includes the Fund's share of the allocated net investment income from Invesco Oppenheimer Master Loan Fund.

5.Includes the Fund's share of the allocated expenses from Invesco Oppenheimer Master Loan Fund.

6.Less than 0.005%.

7.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	1.28%
Year Ended August 31, 2019	1.31%
Year Ended August 31, 2018	1.32%
Year Ended August 31, 2017	1.32%
Year Ended August 31, 2016	1.33%
Year Ended August 31, 2015	1.32%

8.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable

9.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended August 31, 2019	$3,779,872,636	$4,034,353,298
Year Ended August 31, 2018	$4,932,579,131	$5,044,273,340
Year Ended August 31, 2017	$4,620,692,203	$4,544,059,262
Year Ended August 31, 2016	$4,212,529,231	$4,192,313,269
Year Ended August 31, 2015	$4,664,260,054	$4,590,883,479

See accompanying Notes to Financial Statements.

46 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class Y	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of
period	$10.25	$10.27	$10.14	$9.84	$9.62	$10.03
Income (loss) from investment
operations:
Net investment income1	0.26	0.35	0.31	0.28	0.27	0.27
Net realized and unrealized
gain (loss)	(0.68)	(0.07)	0.11	0.31	0.25	(0.35)
Total from investment
operations	(0.42)	0.28	0.42	0.59	0.52	(0.08)
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.19)	(0.30)	(0.29)	(0.29)	(0.30)	(0.33)
Net asset value, end of period	$9.64	$10.25	$10.27	$10.14	$9.84	$9.62

Total Return, at Net Asset
Value2	(4.19)%	2.79%	4.25%	6.21%	5.47%	(0.82)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$274,198	$385,217	$536,085	$622,331	$480,847	$447,319
Average net assets (in
thousands)	$340,504	$457,175	$598,353	$534,372	$453,299	$401,249
Ratios to average net assets:3
Net investment income4	5.07%	3.43%	3.02%	2.85%	2.86%	2.74%
Expenses excluding specific
expenses listed below	0.71%	0.75%	0.80%5	0.81%5	0.82%5	0.82%5
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6
Total expenses7	0.71%	0.75%	0.80%5	0.81%5	0.82%5	0.82%5
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.67%	0.69%	0.73%5	0.75%5	0.76%5	0.76%5
Portfolio turnover rate8	30%	147%9	88%9	92%9	54%9	79%9

47 INVESCO OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Includes the Fund's share of the allocated net investment income from Invesco Oppenheimer Master Loan Fund.

5.Includes the Fund's share of the allocated expenses from Invesco Oppenheimer Master Loan Fund.

6.Less than 0.005%.

7.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.78%
Year Ended August 31, 2019	0.82%
Year Ended August 31, 2018	0.82%
Year Ended August 31, 2017	0.83%
Year Ended August 31, 2016	0.84%
Year Ended August 31, 2015	0.84%

8.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

9.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended August 31, 2019	$3,779,872,636	$4,034,353,298
Year Ended August 31, 2018	$4,932,579,131	$5,044,273,340
Year Ended August 31, 2017	$4,620,692,203	$4,544,059,262
Year Ended August 31, 2016	$4,212,529,231	$4,192,313,269
Year Ended August 31, 2015	$4,664,260,054	$4,590,883,479

See accompanying Notes to Financial Statements.

48 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended	Period
	February 29,	Ended
Class R5	2020	August 31,
	(Unaudited)	20191
Per Share Operating Data
Net asset value, beginning of
period	$10.25	$10.08
Income (loss) from investment
operations:
Net investment income2	0.26	0.10
Net realized and unrealized
gain (loss)	(0.67)	0.14
Total from investment
operations	(0.41)	0.24
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.20)	(0.07)
Net asset value, end of period	$9.64	$10.25

Total Return, at Net Asset
Value3	(4.13)%	2.40%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$10	$10
Average net assets (in
thousands)	$10	$10
Ratios to average net assets:4
Net investment income5	5.17%	3.57%
Expenses excluding specific
expenses listed below	0.61%	0.60%
Interest and fees from
borrowings	0.00%	0.00%
Total expenses6	0.61%	0.60%
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.57%	0.54%
Portfolio turnover rate7	30%	147%8

49 INVESCO OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

1.For the period from after the close of business on May 24, 2019 (inception of offering) to August 31, 2019.

2.Calculated based on the average shares outstanding during the period.

3.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

4.Annualized for periods less than one full year.

5.Includes the Fund's share of the allocated net investment income from Invesco Oppenheimer Master Loan Fund.

6.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.68%
Period Ended August 31, 2019	0.67%

7.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

8.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended August 31, 2019	$3,779,872,636	$4,034,353,298
See accompanying Notes to Financial Statements.

50 INVESCO OPPENHEIMER CAPITAL INCOME FUND

	Six Months
	Ended
	February 29,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Class R6	2020	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Operating Data
Net asset value, beginning of
period	$10.26	$10.27	$10.14	$9.84	$9.62	$10.03
Income (loss) from investment
operations:
Net investment income1	0.27	0.36	0.32	0.30	0.30	0.29
Net realized and unrealized
gain (loss)	(0.69)	(0.06)	0.12	0.31	0.24	(0.35)
Total from investment
operations	(0.42)	0.30	0.44	0.61	0.54	(0.06)
Dividends and/or distributions
to shareholders:
Dividends from net investment
income	(0.20)	(0.31)	(0.31)	(0.31)	(0.32)	(0.35)
Net asset value, end of period	$9.64	$10.26	$10.27	$10.14	$9.84	$9.62

Total Return, at Net Asset
Value2	(4.21)%	3.05%	4.44%	6.29%	5.78%	(0.65)%

Ratios/Supplemental Data
Net assets, end of period (in
thousands)	$18,785	$122,253	$130,976	$20,176	$15,142	$12,625
Average net assets (in
thousands)	$74,652	$125,754	$105,548	$16,342	$14,088	$12,629
Ratios to average net assets:3
Net investment income4	5.21%	3.59%	3.19%	3.04%	3.08%	2.96%
Expenses excluding specific
expenses listed below	0.57%	0.59%	0.63%5	0.62%5	0.63%5	0.62%5
Interest and fees from
borrowings	0.00%	0.00%6	0.00%6	0.00%6	0.00%6	0.00%6
Total expenses7	0.57%	0.59%	0.63%5	0.62%5	0.63%5	0.62%5
Expenses after payments,
waivers and/or
reimbursements and reduction
to custodian expenses	0.53%	0.53%	0.57%5	0.56%5	0.57%5	0.56%5
Portfolio turnover rate8	30%	147%9	88%9	92%9	54%9	79%9

51 INVESCO OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS Continued

1.Calculated based on the average shares outstanding during the period.

2.Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

3.Annualized for periods less than one full year.

4.Includes the Fund's share of the allocated net investment income from Invesco Oppenheimer Master Loan Fund.

5.Includes the Fund's share of the allocated expenses from Invesco Oppenheimer Master Loan Fund.

6.Less than 0.005%.

7.Total expenses including indirect expenses from fund fees and expenses were as follows:

Six Months Ended February 29, 2020	0.64%
Year Ended August 31, 2019	0.66%
Year Ended August 31, 2018	0.65%
Year Ended August 31, 2017	0.64%
Year Ended August 31, 2016	0.65%
Year Ended August 31, 2015	0.64%

8.Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

9.The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions
Year Ended August 31, 2019	$3,779,872,636	$4,034,353,298
Year Ended August 31, 2018	$4,932,579,131	$5,044,273,340
Year Ended August 31, 2017	$4,620,692,203	$4,544,059,262
Year Ended August 31, 2016	$4,212,529,231	$4,192,313,269
Year Ended August 31, 2015	$4,664,260,054	$4,590,883,479

See accompanying Notes to Financial Statements.

52 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS February 29, 2020 Unaudited

Note 1 - Significant Accounting Policies

Invesco Oppenheimer Capital Income Fund (the "Fund") is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of such Fund or each class.

The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Invesco Oppenheimer Capital Income Fund (Cayman) Ltd. (the "Subsidiary"), a wholly owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary. Effective February 11, 2020, the Subsidiary liquidated and ceased operations. For the period September 1, 2019 through February 11, 2020 and for the year ended August 31,2019, the Subsidiary operations were consolidated on the Statement of Operations, Statement of Net Assets and the Financial Highlights.

The Fund's investment objective is to seek total return.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for ten years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the tenth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional

53 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices

54 INVESCO OPPENHEIMER CAPITAL INCOME FUND

meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

55 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment transactions reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. Distributions - Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from accounting principles generally accepted in the United States of America ("GAAP"), are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually or at other times as determined necessary by the Adviser.

The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made to shareholders prior to the Fund's fiscal year end may ultimately be categorized as a tax return of capital.

E. Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund's uncertain tax

56 INVESCO OPPENHEIMER CAPITAL INCOME FUND

positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates - The financial statements are prepared on a basis in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications - Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund's servicing agreements, that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains

57 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J. Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to- market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties ("Counterparties") to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K. Futures - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the

58 INVESCO OPPENHEIMER CAPITAL INCOME FUND

contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange's clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. Swap Agreements - The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter ("OTC") between two parties ("uncleared/OTC") or, in some instances, must be transacted through a future commission merchant ("FCM") and cleared through a clearinghouse that serves as a central Counterparty ("centrally cleared swap"). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a "basket" of securities representing a particular index.

In a centrally cleared swap, the Fund's ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required

59 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a "variation margin" amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund's maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund's exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may

60 INVESCO OPPENHEIMER CAPITAL INCOME FUND

indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund's exposure is unlimited.

M. Put Options Purchased and Written - The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a "swaption". A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because

61 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N. Call Options Purchased and Written - The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a "swaption". A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise

62 INVESCO OPPENHEIMER CAPITAL INCOME FUND

price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently "marked-to-market" to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O. Securities on a When-Issued or Delayed Delivery Basis - The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on the securities in connection with such transactions prior to the date the Fund actually takes delivery of the securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention on acquiring such securities, they may sell such securities prior to the settlement date.

P. Other Risks - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim. The Fund will seek to gain exposure to Regulation S securities primarily through an investment in the Subsidiary. Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. The Fund is indirectly exposed to the risks associated with the Subsidiary's investments.

Q. Other Risks - The Fund may invest in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim. The Fund will seek to gain exposure to Regulation S securities primarily through an investment in the Subsidiary. Regulation S securities may be relatively less liquid as a result of legal or contractual restrictions on resale. The Fund is indirectly exposed to the risks associated with the Subsidiary's investments.

R. Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S. Collateral - To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

63 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

Note 2 – Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the "Adviser" or "Invesco"). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund's average daily net assets as follows:

Fee Schedule*

Up to $100 million	0.75%
Next $100 million	0.70
Next $100 million	0.65
Next $100 million	0.60
Next $100 million	0.55
Next $4.5 billion	0.50
Over $5 billion	0.48

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 29, 2020, the effective advisory fee rate incurred by the Fund was 0.52%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through May 31, 2021, to waive advisory fees and/ or reimburse expenses of all shares to the extent necessary to limit the total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.06%, 1.80%, 1.31%, 0.80%, 0.68% and 0.63%, respectively, of the Fund's average daily net assets (the "expense limits"). In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on May 31, 2021. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2021, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees

64 INVESCO OPPENHEIMER CAPITAL INCOME FUND

the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 29, 2020, the Adviser waived advisory fees of $373,784. The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 29, 2020, expenses incurred under the agreement are shown in the Statement of Operations as Administration fees. Additionally, Invesco has entered into service agreements whereby JPMorgan Chase Bank serves as custodian to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. ("IIS") pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended February 29, 2020, expenses incurred under these agreements are shown in the Statement of Operations as Transfer and shareholder servicing agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. ("IDI") to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plan"). The Fund, pursuant to the Class A Plan, reimbursed IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C and Class R Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority ("FINRA") impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund plans.

Front-end sales commissions and CDSC (collectively, the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 29, 2020, IDI advised the Fund that IDI retained $68,774 in front-end sales commissions from the sale of Class A shares and $163 and $2,676 from Class A and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

65 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

Note 3 – Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 29, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

				Level 3—
	Level 1—		Level 2—	Significant
	Unadjusted		Other Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Preferred Stocks	$391,947,694	$	— $	— $	391,947,694
Asset-Backed Securities	—		5,958,594	—	5,958,594
Mortgage-Backed Obligations	—		903,997	—	903,997
U.S. Government Obligation	—		124,807,265	—	124,807,265
Foreign Government Obligations	—		300,821,580	—	300,821,580
Non-Convertible Corporate Bonds
and Notes	—		659,206,320	—	659,206,320
Convertible Corporate Bonds and
Notes	—		37,923,564	—	37,923,564
Investment Companies	266,112,983		—	—	266,112,983
Total Investments, at Value	658,060,677		1,129,621,320	—	1,787,681,997

66 INVESCO OPPENHEIMER CAPITAL INCOME FUND

					Level 3—
		Level 1—	Level 2—		Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices	Observable Inputs		Inputs	Value
Other Financial Instruments:
Futures contracts		$3,907,642	$—		— $	3,907,642
Total Assets		$661,968,319	$1,129,621,320	$	— $	1,791,589,639
Liabilities Table
Other Financial Instruments:
Swaps, at value	$	— $	(151,670)	$	— $	(151,670)
Futures contracts		(47,977,601)	—		—	(47,977,601)
Total Liabilities		$(47,977,601)	$(151,670)	$	— $	(48,129,271)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 4 - Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement ("ISDA Master Agreement") under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors. For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund's exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative liability transactions as of February 29, 2020:

Gross Amounts Not Offset in the Statement of
Assets & Liabilities
Gross Amounts
	Not Offset in	Financial	Financial
	the Statement	Instruments	Instruments
	of Assets &	Available for	Collateral Cash Collateral
Counterparty	Liabilities*	Offset	Pledged**	Pledged**	Net Amount

Morgan Stanley Capital

Services, Inc.       $ (151,670)     $–           $     –               $       –     $ (151,670)

*OTC derivatives are reported gross on the Statement of Assets and Liabilities. Exchange traded options and margin related to centrally cleared swaps and futures, if any, are excluded from these reported amounts.

67 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

**Reported collateral pledged within this table is limited to the net outstanding amount due from the Fund. The securities pledged as collateral by the Fund as reported on the Schedule of Investments may exceed these amounts.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund's derivative investments, detailed by primary risk exposure, held as of February 29, 2020:

	Asset Derivatives		Liability Derivatives
Derivatives
Not Accounted
for as Hedging	Statement of Assets		Statement of Assets
Instruments	and Liabilities Location	Value	and Liabilities Location	Value
Credit contracts			Swaps, at value	$151,670
Equity contracts	Futures contacts		Futures contacts	47,142,806*
Interest rate contracts Futures contracts		$3,907,642*	Futures contacts	834,795*
Total		$3,907,642		$48,129,271

*Includes only the current day's variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

Effect of Derivative Investments for the Six Months Ended February 29, 2020

The tables below summarize the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Amount of Realized Gain or (Loss) Recognized on Derivatives

Derivatives	Investment
Not Accounted	transactions	Swaption
for as Hedging	in unaffiliated	contracts	Futures
Instruments	companies*	written	contracts
Credit contracts	$(379,480)	$144,100	$—
Equity contracts	—	—	24,476,323
Forward currency
exchange contracts	—	—	—
Interest rate contracts	—	—	(8,784,720)
Total	$(379,480)	$144,100	$15,691,603

	Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives	Forward
Not Accounted	currency
for as Hedging	exchange
Instruments	contracts Swap contracts		Total
Credit contracts	$—	$(3,088,010)	$(3,323,390)
Equity contracts	—	—	24,476,323
Forward currency
exchange contracts	(505,833)	—	(505,833)
Interest rate contracts	—	—	(8,784,720)
Total	$(505,833)	$(3,088,010)	$11,862,380

68 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives

Derivatives		Forward
Not Accounted		currency
for as Hedging	Futures	exchange
Instruments	contracts	contracts Swap contracts		Total
Credit contracts	$—	$—	$3,897,372	$3,897,372
Equity contracts	(32,325,228)	—	—	(32,325,228)
Forward currency
exchange contracts	—	505,833	—	505,833
Interest rate contracts	3,225,445	—	—	3,225,445
Total	$(29,099,783)	$505,833	$3,897,372	$(24,696,578)

*Includes purchased option contracts and purchased swaption contracts, if any.

The table below summarizes the six months ended average notional value of futures contracts during the period.

	Forward
	currency
	exchange	Futures	Purchased	Written
	contracts*	contracts	swaptions*	swaptions*	Swaps*

Average
notional
amount	$74,593,141	$670,839,551	$29,000,000	$29,000,000	$6,147,001

*Summarizes the four month average notional value of swaptions purchased and written, the two month average notional value of forward currency exchange contracts and the five month average notional value of swaps.

Note 5 – Trustee and Officer Fees and Benefits

Certain Trustees have executed Deferred Compensation Agreement(s) pursuant to which they have the option to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan(s), deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Invesco and/or Invesco Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees' fees under the plan(s) will not affect the net assets of the Fund and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Deferred Compensation Agreement(s).

Note 6 – Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with JPMorgan Chase Bank, the custodian bank. Such balances, if any at period-end, are shown in

69 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Note 7 – Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2019,as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$5,539,741	$62,405,249	$67,944,990

*Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further the realization of net unrealized gains or losses as of the date of any reorganization.

Note 8 – Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 29, 2020 was $435,181,314 and $914,494,426, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $12,514,641 and $66,378,322, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$33,183,595
Aggregate unrealized (depreciation) of investments	(128,274,434)
Net unrealized depreciation of investments	$(95,090,839)

Cost of investments for tax purposes is $2,517,108,174.

70 INVESCO OPPENHEIMER CAPITAL INCOME FUND

Note 9 – Share Information

Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 29,		Year Ended August 31, 20192
		20201
	Shares		Shares
		Amount		Amount
Class A
Sold	2,982,805	$30,564,022	13,327,855	$134,521,469
Automatic Conversion
Class C to Class A Shares	630,614	6,463,003	—	—
Dividends and/or
distributions reinvested	2,244,032	22,905,945	3,599,019	36,109,839
Redeemed	(12,284,321)	(125,860,515)	(22,869,931)	(230,363,079)
Net increase (decrease)	(6,426,870)	$(65,927,545)	(5,943,057)	$(59,731,771)

Class C
Sold	791,212	$7,832,655	2,808,855	$27,023,227
Dividends and/or
distributions reinvested	265,128	2,615,326	580,450	5,623,977
Automatic Conversion	(652,740)	(6,463,003)	—	—
Class C to Class A Shares
	(2,998,132)	(29,665,368)	(13,123,561)	(128,356,406)
Redeemed
Net increase (decrease)	(2,594,532)	$(25,680,390)	(9,734,256)	$(95,709,202)

Class R
Sold	490,726	$4,963,681	1,195,767	$11,854,547
Dividends and/or
distributions reinvested	104,881	1,054,776	176,856	1,748,214
Redeemed	(1,049,467)	(10,589,519)	(1,934,253)	(19,211,879)
Net increase (decrease)	(453,860)	$(4,571,062)	(561,630)	$(5,609,118)

Class Y
Sold	2,877,680	$29,478,779	9,269,769	$92,994,615
Dividends and/or
distributions reinvested	536,431	5,471,405	1,154,751	11,569,305
Redeemed	(12,543,818)	(128,486,657)	(25,049,046)	(249,771,563)
Net increase (decrease)	(9,129,707)	$(93,536,473)	(14,624,526)	$(145,207,643)

Class R53
Sold	—	$—	992	$10,000
Dividends and/or
distributions reinvested	—	—	—	—
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	992	$10,000

Class R6
Sold	661,322	$6,814,615	2,776,304	$27,909,844
Dividends and/or
distributions reinvested	104,417	1,068,408	387,523	3,885,654
Redeemed	(10,737,371)	(109,552,526)	(3,993,033)	(40,225,639)
Net increase (decrease)	(9,971,632)	$(101,669,503)	(829,206)	$(8,430,141)

1.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco

71 INVESCO OPPENHEIMER CAPITAL INCOME FUND

NOTES TO

FINANCIAL STATEMENTS Unaudited / Continued

and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

2.There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates, including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

3.Commencement date after the close of business on May 24, 2019.

Note 10 - Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the "Agreement") pursuant to which Invesco Oppenheimer Capital Income Fund (the "Fund") would transfer all of its assets and liabilities to Invesco Multi-Asset Income Fund (the "Acquiring Fund").

The reorganization is expected to be consummated on April 17, 2020. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

During the first quarter of 2020, the World Health Organization declared the Coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds' ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the "CARES Act," was signed into law on March 27, 2020 by President Trump. The Act is a $2 trillion stimulus package to help individuals, businesses and hospitals in response to the economic distress caused by the COVID-19 crisis. The Adviser is assessing the components of the Act and the impacts to the Fund should be immaterial.

72 INVESCO OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES; UPDATES TO SCHEDULE OF INVESTMENTS Unaudited

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

•Fund reports and prospectuses

•Quarterly statements

•Daily confirmations

•Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund's Forms N-PORT on the SEC website at sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.'s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

73 INVESCO OPPENHEIMER CAPITAL INCOME FUND

INVESCO'S PRIVACY NOTICE

Invesco recognizes the importance of protecting your personal and financial information when you visit our website located at www.invesco.com (the "Website"). The following information is designed to help you understand the information collection practices at this Website. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy. When we refer to ourselves as "we" or "Invesco" in this Privacy Policy, we mean our entire company including our affiliates, such as subsidiaries.

By visiting this Website, you are accepting the practices described in this Privacy Policy. If you do not agree to this policy, you may not use this Website. This Privacy Policy is subject to change without notice, from time to time in our sole discretion. You acknowledge that by accessing the Website after we have posted changes to this Privacy Policy, you are agreeing to this Privacy Policy as modified. Please review the Terms of Use1 to learn of other terms and conditions applicable to your use of the Website.

Please note that this Privacy Policy is not an exclusive statement of our privacy principles across all products and services. Other privacy principles or policies may apply depending on the products or services you obtain from Invesco, or the jurisdiction in which you transact with Invesco.

This Privacy Policy was last updated on May 6, 2018.

Information We Collect and Use

We collect personal information you choose to submit to the Website in order to process transactions requested by you and meet our contractual obligations. For example, you can choose to provide your name, contact information, social security number, or tax identification number in connection with accessing your account, or you can choose to provide your personal information when you fill out a secure account question form. Any information collected about you from the Website can, from time to time, be associated with other identifying information we have about you.

In addition, we may gather information about you automatically through your use of the Website, e.g. your IP address, how you navigate the Website, the organization from which you are accessing the Website, and the websites that you access before and after you visit the Website.

When you access the Website, we may also collect information such as unique device identifiers, your screen resolution and other device settings, information about your location, and analytical information about how you use the device from which you are viewing the Website. Where applicable, we may ask your permission before collecting certain information, such as precise geolocation information.

From time to time, we use or augment the personal information we have about you with information obtained from third parties. For example, we use third party information to confirm contact or financial information or to better understand your interests by associating demographic information from third parties with the information you have provided.

How We Use Personal Information

We use your personal information to respond to your inquiries and provide the products and services you request. We also use your information from time to time to deliver the content and services we believe

1NTD

74 INVESCO OPPENHEIMER CAPITAL INCOME FUND

you will find the most relevant and to provide customer service and support.

We also use the information you provide to further develop and improve our products and services. We aggregate and/or de-identify data about visitors to the Website for various business purposes including product and service development and improvement activities.

How We Share Personal Information

We collaborate with other companies and individuals to perform services for us and on our behalf and we collaborate with our affiliates, other companies and individuals with respect to particular products or services ("Providers"). Examples of Providers include data analysis firms, customer service and support providers, email and SMS vendors, and web-hosting and development companies. Some Providers collect information for us or on our behalf on our Website. These Providers can be provided with access to personal information needed to perform their functions.

We reserve the right to disclose your personal information as required by law, when we believe disclosure is necessary to comply with a regulatory requirement, judicial proceeding, court order or legal process served on us, to protect the safety, rights or property of our customers, the public or Invesco or to enforce the Terms of Use.

If we sell or transfer a business unit (such as a subsidiary) or an asset (such as a website) to another company, we will share your personal information with such company. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you have the right to decline such use at that time.

We occasionally disclose aggregate or de-identified data that is not personally identifiable with third parties.

Cookies and Other Tools

Invesco and its Providers collect information about you by using cookies, tracking pixels and other technologies. We use this information to better understand, customize and improve user experience with our websites, services and offerings as well as to manage our advertising. For example, we use web analytics services that use these technologies to gather information to help us understand how visitors engage with and navigate our Website, e.g., how and when pages in a site are visited and by how many visitors. We are also able to offer our visitors a more customized, relevant experience on our sites using these technologies by delivering content and functionality based on your preferences and interests.

Depending on their purpose, some cookies will only operate for the length of a single browsing session, while others have a longer life span to ensure that they fulfill their longer-term purposes. Your web browser can be set to allow you to control whether you will accept cookies or reject cookies, to notify you each time a cookie is sent to your browser, or to delete cookies that have already been set. If your browser is set to reject cookies, certain aspects of the Website that are cookie-enabled will not recognize you when you return to the website, and some Website functionality may be lost. The "Help" section of your browser may tell you how to prevent your browser from accepting cookies. To find out more about cookies, visit www.aboutcookies.org.

75 INVESCO OPPENHEIMER CAPITAL INCOME FUND

INVESCO'S PRIVACY NOTICE Continued

Security

No data transmission over the internet can be 100% secure, so Invesco cannot ensure or warrant the security of any information you submit to us on this Website. However, Invesco seeks to protect your personal information from unauthorized access or use when you transact business on our Website using technical, administrative and procedural measures. Invesco makes no representation as to the reasonableness, efficacy, or appropriateness of the measures we use to safeguard such information.

Users are responsible for maintaining the secrecy of their own passwords. If you have reason to believe that your interaction with us is no longer secure (for example, if you feel that the security of any account you might have with us has been compromised), please immediately notify us by contacting us as specified below.

Transfer of Data to Other Countries

Any information you provide to Invesco through use of the Website may be stored and processed, transferred between and accessed from the United States, Canada and other countries which do not guarantee the same level of protection of personal information as the one in which you reside. However, Invesco will handle your personal information in accordance with this Privacy Policy regardless of where your personal information is stored/accessed.

Children's Privacy

We are committed to protecting the privacy of children. We do not knowingly collect personal information from children under the age of 18. If you are under the age of 18, do not provide us with any personal information.

Contact Us

Please contact us if you have any questions or concerns about your personal information or require assistance in managing your choices.

Invesco Ltd.

1555 Peachtree St. NE Atlanta, GA 30309 By phone:

(404)439-3236 By fax:

(404)962-8288 By email: Anne.Gerry@invesco.com

Please update your account information by logging in or contact us by email or telephone as specified above to update your account information whenever such information ceases to be complete or accurate.

You may also contact us to:

76 INVESCO OPPENHEIMER CAPITAL INCOME FUND

•Request that we amend, rectify, delete or update the personal data we hold about you;

•Where possible (e.g. in relation to marketing) amend or update your choices around processing;

•Request a copy of personal data held by us.

Disclaimer

Where the Website contains links to third-party websites/content/services that are not owned or controlled by Invesco, Invesco is not responsible for how these properties operate or treat your personal information so we recommend that you read the privacy policies and terms associated with these third party properties carefully.

77 INVESCO OPPENHEIMER CAPITAL INCOME FUND

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Explore High-Conviction Investing with Invesco

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

�Fund reports and prospectuses

�Quarterly statements

�Daily conﬁrmations

�Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco Distributors, Inc.	O-CAPI-SAR-1 04272020

Item 2. Code of Ethics.

Not required for a semiannual report

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. ("OFI") for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the "Oppenheimer Funds"). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the "New Invesco Funds") that did not have pre-existing assets (together, the "Reorganizations"). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, "Invesco") of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company ("MassMutual"), which was also consummated on May 24, 2019 (the "Acquisition"). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PricewaterhouseCoopers LLC ("PwC") completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X ("Rule 2- 01") if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded, served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the "Pre-Reorganization Relationship"). Additionally, PwC provided certain non-audit services including, expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the "Pre-Reorganization Services").

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC's independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre- Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC's ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 ("PwC's Conclusion").

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC's Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances including the mitigating factors described below and, after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

∙none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

∙PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC's professional engagement period;

∙other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

∙as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund's financial statements was based upon OFI's decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

∙while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

∙the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

∙with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre- Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

∙the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

∙the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)As of April 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of April 14, 2020, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the

Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a) (1) Not applicable.

13(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3) Not applicable.

13(a) (4) Not applicable.

13(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer
Date:	May 6, 2020
By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer
Date:	May 6, 2020